UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03334

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Balanced Fund

Class A CSIFX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,342,826,854
# of Portfolio Holdings	561
Portfolio Turnover Rate	84%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
55.5%
Corporate Bonds
10.2%
Short-Term Investments
8.4%
U.S. Government Agency Mortgage-Backed Securities
8.1%
U.S. Treasury Obligations
7.0%
Asset-Backed Securities
4.5%
Commercial Mortgage-Backed Securities
3.2%
Collateralized Mortgage Obligations
1.2%
Other†
1.9%

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	7.0%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Short-Term Investments	8.4%
Corporate Bonds	10.2%
Common Stocks	55.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	3.9%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	3.9%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.7%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Baker Hughes Co.	1.5%
Broadcom, Inc.	1.5%
Visa, Inc., Class A	1.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSIFX-TSR-SAR

Calvert Balanced Fund

Class C CSGCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,342,826,854
# of Portfolio Holdings	561
Portfolio Turnover Rate	84%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	7.0%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Short-Term Investments	8.4%
Corporate Bonds	10.2%
Common Stocks	55.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	3.9%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	3.9%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.7%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Baker Hughes Co.	1.5%
Broadcom, Inc.	1.5%
Visa, Inc., Class A	1.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSGCX-TSR-SAR

Calvert Balanced Fund

Class I CBAIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,342,826,854
# of Portfolio Holdings	561
Portfolio Turnover Rate	84%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	7.0%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Short-Term Investments	8.4%
Corporate Bonds	10.2%
Common Stocks	55.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	3.9%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	3.9%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.7%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Baker Hughes Co.	1.5%
Broadcom, Inc.	1.5%
Visa, Inc., Class A	1.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CBAIX-TSR-SAR

Calvert Balanced Fund

Class R6 CBARX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,342,826,854
# of Portfolio Holdings	561
Portfolio Turnover Rate	84%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	7.0%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Short-Term Investments	8.4%
Corporate Bonds	10.2%
Common Stocks	55.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	3.9%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	3.9%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.7%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Baker Hughes Co.	1.5%
Broadcom, Inc.	1.5%
Visa, Inc., Class A	1.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CBARX-TSR-SAR

Calvert Bond Fund

Class A CSIBX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,990,458,844
# of Portfolio Holdings	478
Portfolio Turnover Rate	150%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds 24.8%
U.S. Government Agency Mortgage-Backed Securities 20.1%
U.S. Treasury Obligations 17.7%
Short-Term Investments 11.7%
Asset-Backed Securities 10.0%
Commercial Mortgage-Backed Securities 6.9%
Collateralized Mortgage Obligations 4.6%
Senior Floating-Rate Loans 1.5%
Other† 2.7%

Value	Value
OtherFootnote Reference†	2.7%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	6.9%
Asset-Backed Securities	10.0%
Short-Term Investments	11.7%
U.S. Treasury Obligations	17.7%
U.S. Government Agency Mortgage-Backed Securities	20.1%
Corporate Bonds	24.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(1.5%)
Not Rated	4.8%
CCCFootnote Reference*	0.0%
B	2.6%
BB	3.1%
BBB	19.7%
A	12.6%
AA	6.0%
AAA	52.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSIBX-TSR-SAR

Calvert Bond Fund

Class C CSBCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,990,458,844
# of Portfolio Holdings	478
Portfolio Turnover Rate	150%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	6.9%
Asset-Backed Securities	10.0%
Short-Term Investments	11.7%
U.S. Treasury Obligations	17.7%
U.S. Government Agency Mortgage-Backed Securities	20.1%
Corporate Bonds	24.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(1.5%)
Not Rated	4.8%
CCCFootnote Reference*	0.0%
B	2.6%
BB	3.1%
BBB	19.7%
A	12.6%
AA	6.0%
AAA	52.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSBCX-TSR-SAR

Calvert Bond Fund

Class I CBDIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,990,458,844
# of Portfolio Holdings	478
Portfolio Turnover Rate	150%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	6.9%
Asset-Backed Securities	10.0%
Short-Term Investments	11.7%
U.S. Treasury Obligations	17.7%
U.S. Government Agency Mortgage-Backed Securities	20.1%
Corporate Bonds	24.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(1.5%)
Not Rated	4.8%
CCCFootnote Reference*	0.0%
B	2.6%
BB	3.1%
BBB	19.7%
A	12.6%
AA	6.0%
AAA	52.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CBDIX-TSR-SAR

Calvert Bond Fund

Class R6 CBORX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,990,458,844
# of Portfolio Holdings	478
Portfolio Turnover Rate	150%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	6.9%
Asset-Backed Securities	10.0%
Short-Term Investments	11.7%
U.S. Treasury Obligations	17.7%
U.S. Government Agency Mortgage-Backed Securities	20.1%
Corporate Bonds	24.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(1.5%)
Not Rated	4.8%
CCCFootnote Reference*	0.0%
B	2.6%
BB	3.1%
BBB	19.7%
A	12.6%
AA	6.0%
AAA	52.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CBORX-TSR-SAR

Calvert Conservative Allocation Fund

Class A CCLAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$229,564,716
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Income Funds
62.8%
Domestic Equity Funds
26.8%
International and Global Equity Funds
10.4%
Short-Term Investments
0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.4%
Domestic Equity Funds	26.8%
Income Funds	62.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.5%
Calvert Core Bond Fund, Class I	12.2%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	10.2%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	6.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.0%
Calvert International Responsible Index Fund, Class R6	2.9%
Total	80.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CCLAX-TSR-SAR

Calvert Conservative Allocation Fund

Class C CALCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$229,564,716
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.4%
Domestic Equity Funds	26.8%
Income Funds	62.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.5%
Calvert Core Bond Fund, Class I	12.2%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	10.2%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	6.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.0%
Calvert International Responsible Index Fund, Class R6	2.9%
Total	80.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CALCX-TSR-SAR

Calvert Conservative Allocation Fund

Class I CFAIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$229,564,716
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.4%
Domestic Equity Funds	26.8%
Income Funds	62.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.5%
Calvert Core Bond Fund, Class I	12.2%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	10.2%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	6.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.0%
Calvert International Responsible Index Fund, Class R6	2.9%
Total	80.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFAIX-TSR-SAR

Calvert Conservative Allocation Fund

Class R6 CAARX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$229,564,716
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.4%
Domestic Equity Funds	26.8%
Income Funds	62.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.5%
Calvert Core Bond Fund, Class I	12.2%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	10.2%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	6.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.0%
Calvert International Responsible Index Fund, Class R6	2.9%
Total	80.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CAARX-TSR-SAR

Calvert Equity Fund

Class A CSIEX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,750,065,720
# of Portfolio Holdings	73
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
24.4%
Information Technology
19.4%
Health Care
17.5%
Industrials
9.9%
Materials
8.3%
Consumer Discretionary
6.2%
Short-Term Investments
4.0%
Communication Services
3.9%
Real Estate
3.8%
Consumer Staples
2.4%
Venture Capital
0.2%

Value	Value
Venture Capital	0.2%
Consumer Staples	2.4%
Real Estate	3.8%
Communication Services	3.9%
Short-Term Investments	4.0%
Consumer Discretionary	6.2%
Materials	8.3%
Industrials	9.9%
Health Care	17.5%
Information Technology	19.4%
Financials	24.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	4.8%
Danaher Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.2%
Microsoft Corp.	4.1%
S&P Global, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Verisk Analytics, Inc.	3.8%
Zoetis, Inc.	3.6%
TJX Cos., Inc.	3.6%
Total	41.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSIEX-TSR-SAR

Calvert Equity Fund

Class C CSECX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,750,065,720
# of Portfolio Holdings	73
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Consumer Staples	2.4%
Real Estate	3.8%
Communication Services	3.9%
Short-Term Investments	4.0%
Consumer Discretionary	6.2%
Materials	8.3%
Industrials	9.9%
Health Care	17.5%
Information Technology	19.4%
Financials	24.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	4.8%
Danaher Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.2%
Microsoft Corp.	4.1%
S&P Global, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Verisk Analytics, Inc.	3.8%
Zoetis, Inc.	3.6%
TJX Cos., Inc.	3.6%
Total	41.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSECX-TSR-SAR

Calvert Equity Fund

Class I CEYIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,750,065,720
# of Portfolio Holdings	73
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Consumer Staples	2.4%
Real Estate	3.8%
Communication Services	3.9%
Short-Term Investments	4.0%
Consumer Discretionary	6.2%
Materials	8.3%
Industrials	9.9%
Health Care	17.5%
Information Technology	19.4%
Financials	24.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	4.8%
Danaher Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.2%
Microsoft Corp.	4.1%
S&P Global, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Verisk Analytics, Inc.	3.8%
Zoetis, Inc.	3.6%
TJX Cos., Inc.	3.6%
Total	41.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CEYIX-TSR-SAR

Calvert Equity Fund

Class R6 CEYRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,750,065,720
# of Portfolio Holdings	73
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Consumer Staples	2.4%
Real Estate	3.8%
Communication Services	3.9%
Short-Term Investments	4.0%
Consumer Discretionary	6.2%
Materials	8.3%
Industrials	9.9%
Health Care	17.5%
Information Technology	19.4%
Financials	24.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	4.8%
Danaher Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.2%
Microsoft Corp.	4.1%
S&P Global, Inc.	4.0%
Alphabet, Inc., Class C	3.9%
Verisk Analytics, Inc.	3.8%
Zoetis, Inc.	3.6%
TJX Cos., Inc.	3.6%
Total	41.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CEYRX-TSR-SAR

Calvert Growth Allocation Fund

Class A CAAAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$333,874,427
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Domestic Equity Funds
65.3%
International and Global Equity Funds
29.9%
Income Funds
4.8%
Short-Term Investments
0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	4.8%
International and Global Equity Funds	29.9%
Domestic Equity Funds	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	24.5%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.8%
Calvert International Responsible Index Fund, Class R6	8.2%
Calvert Equity Fund, Class R6	8.2%
Calvert International Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.4%
Calvert Emerging Markets Advancement Fund, Class I	6.3%
Calvert International Opportunities Fund, Class R6	4.0%
Calvert Emerging Markets Equity Fund, Class R6	3.5%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CAAAX-TSR-SAR

Calvert Growth Allocation Fund

Class C CAACX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$58	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$333,874,427
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	4.8%
International and Global Equity Funds	29.9%
Domestic Equity Funds	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	24.5%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.8%
Calvert International Responsible Index Fund, Class R6	8.2%
Calvert Equity Fund, Class R6	8.2%
Calvert International Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.4%
Calvert Emerging Markets Advancement Fund, Class I	6.3%
Calvert International Opportunities Fund, Class R6	4.0%
Calvert Emerging Markets Equity Fund, Class R6	3.5%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CAACX-TSR-SAR

Calvert Growth Allocation Fund

Class I CAGIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$333,874,427
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	4.8%
International and Global Equity Funds	29.9%
Domestic Equity Funds	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	24.5%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.8%
Calvert International Responsible Index Fund, Class R6	8.2%
Calvert Equity Fund, Class R6	8.2%
Calvert International Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.4%
Calvert Emerging Markets Advancement Fund, Class I	6.3%
Calvert International Opportunities Fund, Class R6	4.0%
Calvert Emerging Markets Equity Fund, Class R6	3.5%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CAGIX-TSR-SAR

Calvert Growth Allocation Fund

Class R6 CGARX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$333,874,427
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	4.8%
International and Global Equity Funds	29.9%
Domestic Equity Funds	65.3%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	24.5%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.8%
Calvert International Responsible Index Fund, Class R6	8.2%
Calvert Equity Fund, Class R6	8.2%
Calvert International Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.4%
Calvert Emerging Markets Advancement Fund, Class I	6.3%
Calvert International Opportunities Fund, Class R6	4.0%
Calvert Emerging Markets Equity Fund, Class R6	3.5%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CGARX-TSR-SAR

Calvert Moderate Allocation Fund

Class A CMAAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$369,882,739
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Domestic Equity Funds
48.6%
Income Funds
31.1%
International and Global Equity Funds
20.3%
Short-Term Investments
0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	20.3%
Income Funds	31.1%
Domestic Equity Funds	48.6%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	18.1%
Calvert Bond Fund, Class R6	13.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.8%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Equity Fund, Class R6	5.9%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.1%
Calvert International Responsible Index Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.6%
Calvert Emerging Markets Advancement Fund, Class I	4.3%
Total	75.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CMAAX-TSR-SAR

Calvert Moderate Allocation Fund

Class C CMACX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$58	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$369,882,739
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	20.3%
Income Funds	31.1%
Domestic Equity Funds	48.6%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	18.1%
Calvert Bond Fund, Class R6	13.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.8%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Equity Fund, Class R6	5.9%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.1%
Calvert International Responsible Index Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.6%
Calvert Emerging Markets Advancement Fund, Class I	4.3%
Total	75.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CMACX-TSR-SAR

Calvert Moderate Allocation Fund

Class I CLAIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$369,882,739
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	20.3%
Income Funds	31.1%
Domestic Equity Funds	48.6%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	18.1%
Calvert Bond Fund, Class R6	13.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.8%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Equity Fund, Class R6	5.9%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.1%
Calvert International Responsible Index Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.6%
Calvert Emerging Markets Advancement Fund, Class I	4.3%
Total	75.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CLAIX-TSR-SAR

Calvert Moderate Allocation Fund

Class R6 CAMRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$369,882,739
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	20.3%
Income Funds	31.1%
Domestic Equity Funds	48.6%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	18.1%
Calvert Bond Fund, Class R6	13.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.8%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Equity Fund, Class R6	5.9%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.1%
Calvert International Responsible Index Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.6%
Calvert Emerging Markets Advancement Fund, Class I	4.3%
Total	75.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CAMRX-TSR-SAR

Calvert Focused Value Fund

Class A CRFAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$58,141,067
# of Portfolio Holdings	36
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
23.4%
Health Care
15.4%
Industrials
11.4%
Consumer Staples
10.3%
Information Technology
7.7%
Utilities
6.2%
Materials
6.2%
Communication Services
5.3%
Short-Term Investments
4.4%
Consumer Discretionary
4.1%
Real Estate
3.0%
Energy
2.6%

Value	Value
Energy	2.6%
Real Estate	3.0%
Consumer Discretionary	4.1%
Short-Term Investments	4.4%
Communication Services	5.3%
Materials	6.2%
Utilities	6.2%
Information Technology	7.7%
Consumer Staples	10.3%
Industrials	11.4%
Health Care	15.4%
Financials	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	4.3%
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.6%
Travelers Cos., Inc.	3.4%
Walt Disney Co.	3.3%
Linde PLC	3.3%
CMS Energy Corp.	3.2%
Reinsurance Group of America, Inc.	3.1%
Mid-America Apartment Communities, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Total	34.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CRFAX-TSR-SAR

Calvert Focused Value Fund

Class C CRFCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$58,141,067
# of Portfolio Holdings	36
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.6%
Real Estate	3.0%
Consumer Discretionary	4.1%
Short-Term Investments	4.4%
Communication Services	5.3%
Materials	6.2%
Utilities	6.2%
Information Technology	7.7%
Consumer Staples	10.3%
Industrials	11.4%
Health Care	15.4%
Financials	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	4.3%
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.6%
Travelers Cos., Inc.	3.4%
Walt Disney Co.	3.3%
Linde PLC	3.3%
CMS Energy Corp.	3.2%
Reinsurance Group of America, Inc.	3.1%
Mid-America Apartment Communities, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Total	34.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CRFCX-TSR-SAR

Calvert Focused Value Fund

Class I CRFIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$58,141,067
# of Portfolio Holdings	36
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.6%
Real Estate	3.0%
Consumer Discretionary	4.1%
Short-Term Investments	4.4%
Communication Services	5.3%
Materials	6.2%
Utilities	6.2%
Information Technology	7.7%
Consumer Staples	10.3%
Industrials	11.4%
Health Care	15.4%
Financials	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	4.3%
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.6%
Travelers Cos., Inc.	3.4%
Walt Disney Co.	3.3%
Linde PLC	3.3%
CMS Energy Corp.	3.2%
Reinsurance Group of America, Inc.	3.1%
Mid-America Apartment Communities, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Total	34.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CRFIX-TSR-SAR

Calvert Focused Value Fund

Class R6 CRFRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$58,141,067
# of Portfolio Holdings	36
Portfolio Turnover Rate	40%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.6%
Real Estate	3.0%
Consumer Discretionary	4.1%
Short-Term Investments	4.4%
Communication Services	5.3%
Materials	6.2%
Utilities	6.2%
Information Technology	7.7%
Consumer Staples	10.3%
Industrials	11.4%
Health Care	15.4%
Financials	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of America Corp.	4.3%
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.6%
Travelers Cos., Inc.	3.4%
Walt Disney Co.	3.3%
Linde PLC	3.3%
CMS Energy Corp.	3.2%
Reinsurance Group of America, Inc.	3.1%
Mid-America Apartment Communities, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Total	34.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CRFRX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Social Investment Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

Calvert Balanced Fund    •    Calvert Bond Fund    •    Calvert Equity Fund

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Social Investment Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.8%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	1,765	$ 1,784,024
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)	684	687,067
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	254	253,798
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	155	155,633
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)	68	65,400
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	750	750,026
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,793	1,806,270
Series 2025-1A, Class C, 7.75%, 2/15/50(1)	247	241,382
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	1,655	1,671,355
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	235	237,551
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,023	948,175
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,571,026
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	915,639
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(1)	44	44,067
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	733,089
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	158	154,741
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,001	956,175
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,079,488
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	240,141
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	2,040,405
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	256	255,032
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	65	63,677
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	911	840,393
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	824	827,055
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	544	522,611
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	1,080	1,087,839
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	1,708	1,731,856
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	490	392,147
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	332	329,229
Security	Principal Amount* (000's omitted)	Value
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	175	$ 167,552
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	103	98,807
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	1,853	1,835,216
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	629	622,212
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	15	14,456
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	180	123,716
Lunar Aircraft Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	67	65,098
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	67	65,281
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	646	661,594
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	185	191,830
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	364	263,178
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	288	268,477
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	639	567,590
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	80	70,382
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	65	56,639
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	167	140,648
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	240	195,158
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	860	747,163
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	184	128,279
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	114	77,757
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	586	517,411
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	61,362
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,670	1,659,312
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,636	1,541,435
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	755	766,072
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	210	204,005
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	523	505,241
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	990	1,004,174
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,400	1,393,436
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	469	457,451
Series 2021-C, Class A, 2.18%, 10/8/31(1)	3,698	3,612,967
Series 2021-C, Class B, 2.67%, 10/8/31(1)	384	376,540
Series 2025-A, Class B, 5.30%, 2/8/33(1)	545	543,840
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	1,130	1,134,724

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		62	$ 61,758
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		18	18,110
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		597	563,102
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,119	1,133,169
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,425	1,415,554
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	172,716
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		333	307,874
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		420	362,961
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,950	1,912,394
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		485	496,863
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,104	1,075,651
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		302	281,963
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)		695	686,160
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		85	82,437
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		180	189,180
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		643	634,473
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		459	456,279
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		644	613,425
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		1,046	823,468
Series 2021-A, Class B, 3.15%, 2/20/48(1)		326	181,439
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,055	985,827
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,137	1,104,655
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,254	1,028,630
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		417	390,650
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		598	520,303
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,877	1,770,402
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		224	208,807
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		190	194,983
Series 2022-3A, Class A, 7.60%, 4/15/29(1)		48	48,059
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		142	142,666
Security	Principal Amount* (000's omitted)	Value
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	671	$ 623,716
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	1,737,994
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	594,563
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	102	106,182
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	821	727,744
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	185	179,790
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	303	287,540
Series 2020-A, Class C, 6.657%, 3/15/45(1)	89	88,304
Total Asset-Backed Securities (identified cost $66,819,757)		$64,734,085

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 5.34%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$590	$ 591,015
Series 2021-3A, Class M1B, 5.74%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	93	92,939
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	1,192	1,150,355
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	253	255,544
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	425	430,237
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	583	594,837
Eagle Re Ltd., Series 2021-2, Class M1C, 7.79%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	325	328,509
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	117	120,804
Series 5402, Class BZ, 6.00%, 4/25/54	53	55,005
Series 5413, Class MZ, 6.00%, 5/25/54	100	103,891
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(2)	2,525	2,533,757
Series 5529, Class AF, 5.32%, (30-day SOFR Average + 1.00%), 3/25/55(2)	1,551	1,552,505
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.604%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	240	277,273
Series 2020-DNA6, Class B1, 7.34%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	50	54,020
Series 2021-DNA2, Class B1, 7.74%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	150	168,731

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2021-DNA2, Class B2, 10.34%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	$140	$ 166,132
Series 2022-DNA2, Class M1A, 5.64%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	343	344,612
Federal National Mortgage Association, Series 2024-33, Class KF, 5.29%, (30-day SOFR Average + 0.95%), 1/25/54(2)	120	120,446
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.804%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	136	146,327
Series 2019-R03, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	116	124,112
Series 2019-R05, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	158	163,919
Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	709	734,811
Series 2019-R07, Class 1B1, 7.854%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	232	239,525
Series 2020-R02, Class 2B1, 7.454%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,120	1,148,648
Series 2021-R01, Class 1B2, 10.34%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	395	415,158
Series 2021-R02, Class 2B1, 7.64%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	35	35,778
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	479,653
Series 2023-84, Class MW, 6.00%, 6/20/53	482	502,798
Series 2023-98, Class BW, 6.00%, 7/20/53	68	70,914
Series 2023-99, Class AL, 6.00%, 7/20/53	68	70,921
Series 2023-101, Class FM, 5.244%, (30-day SOFR Average + 0.90%), 7/20/53(2)	769	769,050
Series 2023-102, Class SG, 6.356%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(4)	72	73,708
Series 2024-44, Class LM, 6.00%, 3/20/54	268	275,755
Series 2024-46, Class AL, 6.00%, 3/20/54	67	68,869
Series 2024-59, Class LG, 6.00%, 4/20/54	1,870	1,922,352
Series 2025-2, Class FB, 5.394%, (30-day SOFR Average + 1.05%), 12/20/54(2)	329	329,548
Home Re Ltd., Series 2021-1, Class M2, 7.304%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	132	133,418
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	100	101,013
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	220	222,873
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	415	413,951
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	145	146,575
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.52%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	200	204,147
Security	Principal Amount (000's omitted)	Value
Triangle Re Ltd., Series 2021-3, Class B1, 9.29%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	$175	$ 179,865
Total Collateralized Mortgage Obligations (identified cost $17,580,503)		$ 17,914,300

Commercial Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	$100	$ 92,975
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(5)	1,605	1,315,883
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(5)	680	433,625
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(5)	1,215	316,748
BPR Trust, Series 2022-SSP, Class A, 7.319%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	830	833,103
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.384%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	1,809	1,791,881
Series 2021-VOLT, Class C, 5.534%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	439	433,979
Series 2021-VOLT, Class D, 6.084%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	1,141	1,126,955
CSMC Trust, Series 2021-BPNY, Class A, 8.149%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	652	604,808
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.514%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	1,051	1,050,352
Series 2021-ESH, Class C, 6.134%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	1,635	1,634,873
Series 2021-ESH, Class D, 6.684%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	429	428,749
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(5)	1,267	1,230,266
Series KSG1, Class A2, 1.503%, 9/25/30	704	609,044
Series KW06, Class A2, 3.80%, 6/25/28(5)	1,135	1,117,118
Series W5FX, Class AFX, 2.97%, 4/25/28(5)	413	400,832
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(5)	904	876,914
Series 2018-M4, Class A2, 3.057%, 3/25/28(5)	1,650	1,597,815
Series 2018-M13, Class A2, 3.744%, 9/25/30(5)	2,658	2,580,989
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,079	2,871,470
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,144,665
Series 2023-M1S, Class A2, 4.499%, 4/25/33(5)	2,397	2,374,635
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.704%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,173	1,193,911
Series 2020-01, Class M10, 8.204%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	1,275	1,297,684

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	$853	$ 875,195
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.01%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	1,328	1,329,652
Series 2024-WLF2, Class D, 7.259%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	213	213,806
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.961%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	830	831,273
Series 2024-DPLO, Class C, 6.859%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	593	594,903
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.66%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	1,028	1,027,786
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.55%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	567	563,805
Series 2025-STAY, Class D, 7.15%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	1,710	1,701,466
Series 2025-STAY, Class E, 8.15%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)	129	128,195
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	31,765
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(5)	225	4,727
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.26%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	886	887,385
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.76%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)	102	101,378
NYC Trust, Series 2024-3ELV, Class A, 6.31%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	1,237	1,243,674
ORL Trust:
Series 2024-GLKS, Class A, 5.812%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	1,514	1,518,734
Series 2024-GLKS, Class D, 7.11%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	539	540,685
Series 2024-GLKS, Class F, 8.758%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	200	199,610
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	1,365	1,377,166
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.711%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	1,267	1,262,438
TX Trust:
Series 2024-HOU, Class A, 5.911%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	1,280	1,279,576
Series 2024-HOU, Class E, 8.707%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	215	215,925
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(5)	782	818,470
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(5)	850	677,713
Willowbrook Mall:
Series 2025-WBRK, Class C, 6.277%, 3/5/35(1)(5)	930	934,746
Security	Principal Amount (000’s omitted)	Value
Willowbrook Mall: (continued)
Series 2025-WBRK, Class E, 6.277%, 3/5/35(1)(5)	$100	$ 91,118
Total Commercial Mortgage-Backed Securities (identified cost $49,693,434)		$ 46,810,465

Common Stocks — 60.1%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	35,300	$ 9,431,807
		$ 9,431,807
Beverages — 1.2%
Coca-Cola Co.	228,540	$ 16,368,035
		$ 16,368,035
Biotechnology — 1.5%
AbbVie, Inc.	98,200	$ 20,574,864
		$ 20,574,864
Broadline Retail — 2.9%
Amazon.com, Inc.(6)	202,530	$38,533,358
		$38,533,358
Building Products — 0.7%
Carrier Global Corp.	149,000	$9,446,600
		$9,446,600
Capital Markets — 4.3%
Blue Owl Capital, Inc.	592,000	$11,863,680
Intercontinental Exchange, Inc.	74,700	12,885,750
S&P Global, Inc.	24,400	12,397,640
Stifel Financial Corp.	52,870	4,983,526
Tradeweb Markets, Inc., Class A	106,866	15,865,327
		$57,995,923
Chemicals — 0.7%
Linde PLC	20,400	$9,499,056
		$9,499,056
Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	54,000	$10,540,260
		$10,540,260
Communications Equipment — 0.3%
Arista Networks, Inc.(6)	59,200	$4,586,816
		$4,586,816

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.(6)	95,080	$ 10,848,628
Walmart, Inc.	159,200	13,976,168
		$ 24,824,796
Electric Utilities — 0.4%
Constellation Energy Corp.	29,000	$ 5,847,270
		$ 5,847,270
Electrical Equipment — 1.2%
AMETEK, Inc.	56,000	$ 9,639,840
Eaton Corp. PLC	22,900	6,224,907
		$15,864,747
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	85,500	$5,607,945
		$5,607,945
Energy — 0.0%†
Enviva LLC(6)(7)	8,921	$140,506
		$140,506
Energy Equipment & Services — 1.6%
Baker Hughes Co.	485,700	$21,346,515
		$21,346,515
Entertainment — 1.4%
Netflix, Inc.(6)	15,800	$14,733,974
Spotify Technology SA(6)	8,200	4,510,246
		$19,244,220
Financial Services — 3.5%
Mr. Cooper Group, Inc.(6)	117,440	$14,045,824
Shift4 Payments, Inc., Class A(6)(8)	145,400	11,880,634
Visa, Inc., Class A	59,100	20,712,186
		$46,638,644
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	102,600	$13,609,890
Edwards Lifesciences Corp.(6)	107,900	7,820,592
Intuitive Surgical, Inc.(6)	17,000	8,419,590
		$29,850,072
Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	15,780	$8,264,775
		$8,264,775
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	2,260	$10,411,617
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	38,800	$ 9,242,160
		$ 19,653,777
Insurance — 2.3%
Allstate Corp.	80,900	$ 16,751,963
Arthur J. Gallagher & Co.	40,000	13,809,600
		$ 30,561,563
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A	97,600	$ 15,092,864
Alphabet, Inc., Class C	242,040	37,813,909
		$52,906,773
IT Services — 0.7%
Gartner, Inc.(6)	20,700	$8,688,618
		$8,688,618
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	17,397	$8,656,747
		$8,656,747
Machinery — 0.6%
Parker-Hannifin Corp.	13,300	$8,084,405
		$8,084,405
Pharmaceuticals — 1.8%
Eli Lilly & Co.	19,300	$15,940,063
Zoetis, Inc.	47,850	7,878,503
		$23,818,566
Professional Services — 1.8%
Automatic Data Processing, Inc.	27,400	$8,371,522
TransUnion	184,800	15,336,552
		$23,708,074
Real Estate Management & Development — 1.2%
CoStar Group, Inc.(6)	81,080	$6,423,968
FirstService Corp.	61,600	10,222,520
		$16,646,488
Semiconductors & Semiconductor Equipment — 6.8%
Analog Devices, Inc.	42,000	$8,470,140
Broadcom, Inc.	127,210	21,298,770
Lam Research Corp.	154,550	11,235,785
NVIDIA Corp.	458,600	49,703,068
		$90,707,763
Software — 5.8%
Fair Isaac Corp.(6)	3,170	$5,845,987
Microsoft Corp.	151,451	56,853,191

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Palo Alto Networks, Inc.(6)	57,600	$ 9,828,864
Synopsys, Inc.(6)	11,400	4,888,890
		$ 77,416,932
Specialty Retail — 1.8%
Burlington Stores, Inc.(6)	54,500	$ 12,988,985
TJX Cos., Inc.	95,300	11,607,540
		$ 24,596,525
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	252,908	$56,178,454
		$56,178,454
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	14,800	$9,275,160
		$9,275,160
Venture Capital — 0.1%
Learn Capital Venture Partners III LP(6)(7)(9)	1,088,825	$1,893,774
Neighborhood Bancorp, Class A(6)(7)(9)	10,000	10,000
		$1,903,774
Total Common Stocks (identified cost $494,371,266)		$807,409,828

Corporate Bonds — 11.1%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC:
6.80%, 11/15/30	801	$ 830,782
6.95%, 11/15/33(8)	123	128,653
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	629	604,531
South32 Treasury Ltd., 4.35%, 4/14/32(1)	132	123,630
		$ 1,687,596
Communications — 0.3%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(10)	160	$ 160,717
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,652	2,755,122
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	122	119,730
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	125	123,082
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)(8)	221	162,071
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	212,221
		$3,532,943
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical — 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	642	$ 640,396
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	795	779,004
5.308%, 10/20/31(1)	400	391,304
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	206	205,554
4.75%, 10/20/28(1)	1,092	1,087,801
Ford Motor Co., 4.75%, 1/15/43	127	96,427
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	750	749,529
5.875%, 11/7/29	516	510,671
7.122%, 11/7/33	479	489,816
7.20%, 6/10/30	509	528,723
7.35%, 11/4/27	1,026	1,063,458
7.35%, 3/6/30	924	967,438
General Motors Financial Co., Inc.:
5.60%, 6/18/31	1,100	1,100,761
5.95%, 4/4/34	1,052	1,047,429
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,023	937,595
4.375%, 1/15/31(1)	159	144,178
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	570	533,963
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	1,843	1,624,372
		$12,898,419
Consumer, Non-cyclical — 0.6%
Bristol-Myers Squibb Co., 5.65%, 2/22/64	1,820	$1,784,587
Centene Corp.:
2.50%, 3/1/31	844	712,365
3.375%, 2/15/30	472	427,260
4.625%, 12/15/29	575	551,323
Conservation Fund, 3.474%, 12/15/29	655	615,282
Doris Duke Charitable Foundation, 2.345%, 7/1/50	1,705	1,004,416
Ford Foundation, 2.415%, 6/1/50	1,095	657,442
Kroger Co., 5.00%, 9/15/34	585	571,911
LifePoint Health, Inc., 10.00%, 6/1/32(1)	125	119,395
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	740,192
3.00%, 10/15/30(1)	192	171,192
5.20%, 4/1/29(1)	138	137,845
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(8)	120	119,080
		$7,612,290
Diversified — 0.0%†
Inversiones La Construccion SA, 4.75%, 2/7/32(11)	211	$197,285
		$197,285

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Energy — 0.2%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		200	$ 190,180
6.45%, 3/5/34(1)		441	445,899
6.95%, 3/5/54(1)		288	280,960
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		982	913,824
5.00%, 1/31/28(1)		1,047	1,014,313
			$ 2,845,176
Financial — 7.1%
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(10)		368	$374,903
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		675	688,687
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		165	164,527
Ally Financial, Inc.:
4.70% to 5/15/26(10)(12)		375	350,163
5.543% to 1/17/30, 1/17/31(8)(10)		856	851,989
6.184% to 7/26/34, 7/26/35(10)		1,045	1,039,053
6.848% to 1/3/29, 1/3/30(10)		710	741,846
American Assets Trust LP, 3.375%, 2/1/31		176	155,340
American Express Co., 5.442% to 1/30/35, 1/30/36(10)		1,491	1,507,900
American National Group, Inc.:
5.75%, 10/1/29		783	789,848
6.144%, 6/13/32(1)		317	321,834
Andrew W. Mellon Foundation, 0.947%, 8/1/27		845	783,692
Apollo Debt Solutions BDC, 6.70%, 7/29/31		292	301,441
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(11)	EUR	165	206,899
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(10)(12)		200	198,507
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(10)		800	766,057
4.175% to 3/24/27, 3/24/28(10)		200	198,042
5.294%, 8/18/27		400	405,241
5.439%, 7/15/31		600	615,265
6.033%, 1/17/35		400	414,360
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(10)		2,865	2,777,172
3.824% to 1/20/27, 1/20/28(10)		2,322	2,293,354
5.511% to 1/24/35, 1/24/36(10)		1,047	1,065,959
5.819% to 9/15/28, 9/15/29(10)		314	325,464
5.933% to 9/15/26, 9/15/27(10)		1,030	1,050,378
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(10)		200	203,727
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)		1,885	1,951,601
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
1.875%, 9/18/25(1)		859	846,717
5.125% to 1/18/28, 1/18/33(1)(10)		1,189	1,131,078
8.125% to 1/8/34, 1/8/39(1)(10)		1,299	1,324,653
8.45% to 6/29/33, 6/29/38(1)(10)		200	209,155
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)		65	66,080
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Blue Owl Credit Income Corp.: (continued)
6.65%, 3/15/31	160	$ 163,284
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	1,625	1,461,228
BNP Paribas SA:
7.75% to 8/16/29(1)(8)(10)(12)	1,002	1,034,571
9.25% to 11/17/27(1)(10)(12)	445	476,718
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(10)	2,216	2,270,660
Broadstone Net Lease LLC, 2.60%, 9/15/31	58	49,155
Brookfield Finance, Inc.:
5.675%, 1/15/35	1,668	1,707,420
6.30% to 10/15/34, 1/15/55(10)	1,152	1,100,544
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(10)	340	351,514
6.84% to 9/13/33, 9/13/34(1)(10)	1,539	1,672,431
Capital One Financial Corp., 4.20%, 10/29/25	575	572,810
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(10)	1,808	1,925,272
CI Financial Corp., 3.20%, 12/17/30	1,463	1,278,552
Citadel LP, 6.375%, 1/23/32(1)	1,725	1,770,863
Citigroup, Inc., 4.00% to 12/10/25(10)(12)	770	759,960
COPT Defense Properties LP:
2.75%, 4/15/31	190	164,737
2.90%, 12/1/33	1,461	1,184,553
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(10)	1,296	1,325,797
6.316% to 10/3/28, 10/3/29(1)(10)	400	418,227
Enact Holdings, Inc., 6.25%, 5/28/29	1,930	1,981,273
EPR Properties:
3.60%, 11/15/31	295	263,439
3.75%, 8/15/29	1,726	1,619,078
4.95%, 4/15/28	1,168	1,157,147
Essent Group Ltd., 6.25%, 7/1/29	1,085	1,118,206
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(10)	795	799,271
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	121	122,403
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,578	2,274,889
6.75%, 3/15/54(1)	935	950,035
7.95%, 6/15/33(1)	597	673,429
7.95% to 7/15/29, 10/15/54(1)(10)	1,103	1,147,338
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	3,602	3,562,544
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	440	427,079
3.75%, 9/15/30(1)	116	103,213
Healthpeak OP LLC, 5.375%, 2/15/35	1,145	1,141,568
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	333	337,282
8.248% to 11/21/32, 11/21/33(1)(10)	1,278	1,468,313
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,740	1,774,611

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(10)	2,202	$ 2,271,682
5.766% to 4/22/34, 4/22/35(10)	621	645,700
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	868	831,318
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,035	991,773
Marex Group PLC, 6.404%, 11/4/29	891	906,223
MGIC Investment Corp., 5.25%, 8/15/28	590	584,152
Nuveen LLC, 5.85%, 4/15/34(1)	1,184	1,212,225
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	44	44,950
8.40%, 11/14/28	240	260,003
PNC Financial Services Group, Inc.:
5.575% to 1/29/35, 1/29/36(10)	1,130	1,150,621
6.875% to 10/20/33, 10/20/34(10)	775	857,156
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	1,552	1,392,090
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(10)	1,560	1,568,121
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(10)	419	373,470
6.10% to 4/13/32, 4/13/33(1)(10)	584	598,491
8.50% to 3/25/34(1)(10)(12)	218	225,192
Stifel Financial Corp., 4.00%, 5/15/30	902	863,111
Swedbank AB:
5.407%, 3/14/29(1)	378	387,478
6.136%, 9/12/26(1)	1,227	1,256,166
Synchrony Bank, 5.40%, 8/22/25	500	500,711
Synchrony Financial, 4.50%, 7/23/25	900	899,065
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	782	769,486
5.625%, 2/15/28	705	708,530
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(10)	210	212,744
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	596	580,137
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)	1,998	2,071,736
TPG Operating Group II LP, 5.875%, 3/5/34	391	400,501
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(10)	1,281	1,318,315
U.S. Bancorp:
4.839% to 2/1/33, 2/1/34(10)	877	852,460
5.678% to 1/23/34, 1/23/35(10)	497	508,259
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(10)	1,244	1,056,735
4.375% to 2/10/31(1)(8)(10)(12)	649	557,361
9.25% to 11/13/28(1)(10)(12)	270	293,906
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(10)	1,339	1,324,371
5.459% to 6/30/30, 6/30/35(1)(10)	795	781,459
5.861% to 6/19/27, 6/19/32(1)(10)	200	200,722
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(10)	1,506	1,531,570
		$95,718,336
Security	Principal Amount* (000’s omitted)	Value
Government - Multinational — 1.0%
Asian Development Bank, 3.125%, 9/26/28	1,160	$ 1,129,246
European Investment Bank:
1.625%, 5/13/31	2,540	2,205,261
2.375%, 5/24/27	2,741	2,651,899
2.875%, 6/13/25(1)	5,102	5,086,229
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	2,581,326
		$ 13,653,961
Industrial — 0.2%
Arrow Electronics, Inc., 5.15%, 8/21/29	924	$928,965
Masterbrand, Inc., 7.00%, 7/15/32(1)	96	95,933
Seaspan Corp., 5.50%, 8/1/29(1)	144	130,616
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	975	960,744
		$2,116,258
Technology — 0.5%
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	1,711	$1,753,748
Intel Corp., 4.90%, 8/5/52	1,796	1,473,148
Kyndryl Holdings, Inc., 6.35%, 2/20/34(8)	1,772	1,838,385
Seagate HDD Cayman, 9.625%, 12/1/32	893	1,005,740
		$6,071,021
Utilities — 0.1%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	472	$404,896
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	671	619,247
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	840,134
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(8)	135	131,455
		$1,995,732
Total Corporate Bonds (identified cost $150,545,543)		$148,329,017

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	31,814	$ 394,812
Series A2, 6.375%	28,000	386,960
		$ 781,772
Venture Capital — 0.0%†
Lumni, Inc., Series B(6)(7)(9)	17,265	$ 33,192
Wind Harvest International, Inc.(6)(7)(9)	8,696	0
		$ 33,192

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.0%†
U.S. Cellular Corp.:
5.50%	21,926	$ 483,907
6.25%	1,959	46,702
		$ 530,609
Total Preferred Stocks (identified cost $2,346,497)		$ 1,345,573

Senior Floating-Rate Loans — 0.8%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(14)	$422	$ 421,944
Term Loan, 11/30/28(14)	23	23,057
Term Loan, 11/30/28(14)	3	2,862
Term Loan, 11/30/28(14)	52	52,372
Prime Security Services Borrower LLC, Term Loan, 6.325%, (SOFR + 2.00%), 10/13/30	498	495,976
		$ 996,211
Construction & Engineering — 0.0%†
APi Group DE, Inc., Term Loan, 6.075%, (SOFR + 1.75%), 1/3/29	$478	$476,838
		$476,838
Financial Services — 0.0%†
CPI Holdco B LLC, Term Loan, 6.325%, (SOFR + 2.00%), 5/19/31	$497	$493,251
		$493,251
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28	$744	$743,810
		$743,810
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	$744	$739,194
USI, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 11/21/29	497	492,144
		$1,231,338
IT Services — 0.1%
Informatica LLC, Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28	$744	$744,945
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	746	744,676
		$1,489,621
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 0.1%
Gates Global LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/4/31	$746	$ 739,825
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	596	594,657
		$ 1,334,482
Metals/Mining — 0.1%
Zekelman Industries, Inc., Term Loan, 6.571%, (SOFR + 2.25%), 1/24/31	$496	$ 497,791
		$ 497,791
Professional Services — 0.0%†
Trans Union LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/24/31	$498	$ 496,537
		$496,537
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 1/23/32	$496	$495,882
Epicor Software Corp., Term Loan, 7.075%, (SOFR + 2.75%), 5/30/31	497	496,766
McAfee LLC, Term Loan, 7.32%, (SOFR + 3.00%), 3/1/29	498	476,111
		$1,468,759
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 4/23/31(14)	$500	$497,190
		$497,190
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.072%, (SOFR + 1.75%), 6/24/30	$497	$497,601
		$497,601
Total Senior Floating-Rate Loans (identified cost $10,307,674)		$10,223,429

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.3%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$4,213	$ 4,031,221
4.375%, 2/28/34	461	464,347
		$ 4,495,568
Total Sovereign Government Bonds (identified cost $4,641,935)		$ 4,495,568

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$880	$ 691,398
New York City, NY, 5.206%, 10/1/31(15)	1,275	1,286,220
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	559,667
		$ 2,537,285
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 915,645
Social Bonds, 2.484%, 6/1/27	665	642,164
Social Bonds, 2.534%, 6/1/28	830	788,791
Social Bonds, 2.584%, 6/1/29	455	425,589
Social Bonds, 2.984%, 6/1/33	520	459,914
		$3,232,103
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$237,724
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	383,052
Green Bonds, 2.184%, 9/1/31	345	301,213
Green Bonds, 2.264%, 9/1/32	305	260,979
Green Bonds, 2.344%, 9/1/33	335	281,383
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	313,888
Green Bonds, 1.701%, 5/1/31	320	273,338
		$2,051,577
Total Taxable Municipal Obligations (identified cost $8,656,905)		$7,820,965

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$530	$ 474,615
3.485%, 8/1/35	295	262,252
3.585%, 8/1/37	547	480,600
U.S. International Development Finance Corp., 3.52%, 9/20/32	508	491,608
Total U.S. Government Agencies and Instrumentalities (identified cost $1,980,397)		$ 1,709,075

U.S. Government Agency Mortgage-Backed Securities — 8.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$183	$ 167,407
5.00%, 9/1/54	404	396,306
5.50%, 9/1/54	1,793	1,792,077
6.00%, 6/1/53	167	170,325
Federal National Mortgage Association:
2.00%, 4/1/51	480	390,018
2.68%, 7/1/26	605	593,586
3.00%, with various maturities to 2049	1,305	1,147,273
4.00%, with various maturities to 2048	1,072	1,015,069
5.50%, with various maturities to 2054	12,685	12,687,512
7.00%, 6/1/53	182	193,564
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,689	1,426,260
6.00%, with various maturities to 2053	824	848,299
6.50%, 6/20/53	906	944,271
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(16)	40,709	39,906,115
5.50%, 30-Year, TBA(16)	56,507	56,442,986
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $118,987,672)		$118,121,068

U.S. Treasury Obligations — 7.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 624,690
1.375%, 8/15/50	1,774	904,532
1.875%, 2/15/41	2,040	1,432,064
1.875%, 2/15/51	116	67,291
1.875%, 11/15/51	996	573,186
2.00%, 2/15/50	1,316	796,694
2.00%, 8/15/51	7,338	4,372,416
2.25%, 2/15/52	1,804	1,138,493
2.375%, 2/15/42	19,320	14,346,232
2.75%, 8/15/47	62	45,354
2.875%, 5/15/49	815	600,935
2.875%, 5/15/52	648	470,686
3.00%, 8/15/52	720	536,330
3.125%, 5/15/48	450	350,411
3.375%, 8/15/42	44	37,737
3.625%, 2/15/53	3,063	2,580,806
3.625%, 5/15/53	613	516,536
3.875%, 2/15/43	1,517	1,388,974
3.875%, 5/15/43	23	21,001
4.00%, 11/15/52	3,131	2,824,505

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
4.25%, 2/15/54	$909	$ 856,733
4.50%, 2/15/44	1,681	1,661,432
4.50%, 11/15/54	1,723	1,698,232
4.75%, 2/15/45	2,106	2,144,829
5.375%, 2/15/31	105	112,420
5.50%, 8/15/28	425	447,479
U.S. Treasury Notes:
0.25%, 5/31/25	190	188,736
0.25%, 6/30/25	185	183,166
0.375%, 12/31/25	5,400	5,252,676
0.375%, 9/30/27	305	279,760
0.625%, 7/31/26	1,756	1,680,341
1.00%, 7/31/28	1,163	1,058,625
1.125%, 8/31/28	448	408,608
1.25%, 12/31/26	1,957	1,869,279
1.25%, 4/30/28	1,683	1,555,263
1.25%, 6/30/28	344	316,487
1.375%, 11/15/31	100	84,469
1.875%, 2/28/27	816	785,623
2.75%, 4/30/27	1,650	1,612,521
2.875%, 4/30/29	2,260	2,171,542
3.125%, 8/31/27	2,844	2,793,952
3.125%, 8/31/29	3,028	2,929,590
3.375%, 5/15/33	128	121,258
3.625%, 5/15/26	64	63,725
3.625%, 5/31/28	336	333,303
3.875%, 9/30/29	1,657	1,652,566
4.00%, 2/28/30	6,136	6,150,861
4.00%, 2/15/34	1,755	1,731,486
4.125%, 2/28/27	14,609	14,665,496
4.125%, 3/31/29	256	257,915
4.125%, 11/15/32	173	173,291
4.375%, 5/15/34	1,544	1,565,200
4.50%, 11/15/25	2,732	2,737,609
4.50%, 3/31/26	2,797	2,808,765
4.50%, 11/15/33	264	270,368
4.625%, 6/30/25	900	900,665
4.625%, 9/15/26	117	118,113
4.625%, 2/15/35	3,345	3,456,064
4.875%, 5/31/26	821	828,857
Total U.S. Treasury Obligations (identified cost $109,915,792)		$101,556,178

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
First Analysis Private Equity Fund IV LP(6)(7)(9)	$ 71,910
GEEMF Partners LP(6)(7)(9)(17)	1,710
Global Environment Emerging Markets Fund LP(7)(9)	28,033
Solstice Capital LP(6)(7)(9)	22,345
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 123,998

Miscellaneous — 0.0%†

Security	Principal Amount	Value
Energy — 0.0%†
Enviva LLC, Escrow Certificates(6)	$213,000	$ 74
Total Miscellaneous (identified cost $0)		$ 74

Short-Term Investments — 9.1%
Affiliated Fund — 6.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(18)	82,371,985	$ 82,371,985
Total Affiliated Fund (identified cost $82,371,985)		$ 82,371,985
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(19)	15,477,095	$ 15,477,095
Total Securities Lending Collateral (identified cost $15,477,095)		$ 15,477,095

U.S. Treasury Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/13/25	$18,854	$ 18,761,164

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations (continued)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 6/20/25	$5,149	$ 5,100,992
Total U.S. Treasury Obligations (identified cost $23,862,590)		$ 23,862,156
Total Short-Term Investments (identified cost $121,711,670)		$ 121,711,236
Total Investments — 108.2% (identified cost $1,157,559,045)		$1,452,304,859

Other Assets, Less Liabilities — (8.2)%	$ (109,478,005)
Net Assets — 100.0%	$1,342,826,854

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $160,256,698 or 11.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2025.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(6)	Non-income producing security.
(7)	Restricted security. Total market value of restricted securities amounts to $2,201,470, which represents 0.1% of the net assets of the Fund as of March 31, 2025.
(8)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $15,325,227.
(9)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $404,184 or less than 0.05% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated company (see Note 8).
(18)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.
(19)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	152,808	CAD	219,552	BNP Paribas	4/10/25	$174	$ —
USD	179,377	EUR	174,350	BNP Paribas	4/10/25	—	(9,227)
						$174	$(9,227)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	241	Long	6/30/25	$49,928,422	$236,453
U.S. 5-Year Treasury Note	387	Long	6/30/25	41,856,469	317,531
U.S. 10-Year Treasury Note	37	Long	6/18/25	4,115,094	38,679
U.S. Long Treasury Bond	65	Long	6/18/25	7,623,281	139,244
U.S. Ultra 10-Year Treasury Note	29	Long	6/18/25	3,309,625	(24)
U.S. Ultra-Long Treasury Bond	46	Long	6/18/25	5,623,500	(64,348)
U.S. 10-Year Treasury Note	(7)	Short	6/18/25	(778,531)	(10,724)
U.S. Long Treasury Bond	(5)	Short	6/18/25	(586,406)	8,900
U.S. Ultra 10-Year Treasury Note	(52)	Short	6/18/25	(5,934,500)	(83,703)
U.S. Ultra-Long Treasury Bond	(11)	Short	6/18/25	(1,344,750)	(16,160)
					$565,848
Restricted Securities
Description	Acquisition Dates	Cost
Enviva LLC	12/6/24	$55,830
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	0
GEEMF Partners LP	2/28/97	0
Global Environment Emerging Markets Fund LP	1/14/94 - 2/1/95	0
Learn Capital Venture Partners III LP, Common Stock	8/30/16 - 3/1/23	873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,001
Solstice Capital LP	6/26/01 - 6/17/08	0
Wind Harvest International, Inc., Preferred	5/16/94	100,000
		$1,245,440

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.9%

Security	Principal Amount* (000's omitted)		Value
AASET:
Series 2024-1A, Class A1, 6.261%, 5/16/49(1)		3,587	$ 3,674,126
Series 2025-1A, Class A, 5.943%, 2/16/50(1)		8,660	8,753,368
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)		6,222	6,251,720
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		5,510	5,510,194
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)		16,238	16,356,499
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		14,675	14,820,024
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,457	5,057,219
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,566,124
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	13,324,980
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,708,434
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	4,948,354
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		4,417	4,323,648
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)		8,838	8,439,282
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,664,705
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,123,482
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	12,384,673
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		5,238	5,213,196
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		5,346	5,259,750
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		5,502	5,523,322
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,937	1,862,395
FHF Issuer Trust, Series 2024-2A, Class A2, 5.89%, 6/15/30(1)		6,617	6,705,195
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)		9,170	9,236,559
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)		2,838	2,872,496
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		12,518	12,694,544
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		2,944	2,358,444
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)		8,262	6,894,389
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,148	1,138,583
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)		1,623	1,555,840
Security	Principal Amount* (000's omitted)	Value
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	679	$ 652,579
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	13,650	13,522,645
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,593	3,555,918
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	84	83,994
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	6,135	6,156,856
Loanpal Solar Loan Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,707	1,370,335
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	495	483,079
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	93	89,957
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	618	620,189
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	4,635	4,651,518
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	5,129	5,252,810
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,410	1,316,064
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,470	3,970,158
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	490	433,491
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	410	357,138
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,003	847,363
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,250	1,014,154
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	4,760	4,203,962
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	68	65,736
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	12,638	12,553,839
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	9,601	9,044,599
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	5,975	6,062,623
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,507	2,421,634
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	7,160	7,264,842
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	12,113	12,056,206
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	3,027	2,952,641
Series 2021-B, Class B, 1.96%, 5/8/31(1)	811	792,012
Series 2021-C, Class A, 2.18%, 10/8/31(1)	22,100	21,589,249
Series 2025-A, Class A, 5.01%, 2/8/33(1)	1,751	1,751,745
Series 2025-A, Class B, 5.30%, 2/8/33(1)	4,687	4,677,027
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	8,863	8,896,355
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	307	303,470
Series 2021-5, Class C, 3.93%, 8/15/29(1)	1,498	1,458,899

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	113	$ 112,437
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,046	2,873,607
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	11,040	11,176,574
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	11,853	11,774,425
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,897	1,754,184
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,233	1,927,673
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,259	10,060,978
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	3,574	3,660,558
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,399	4,285,869
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,888	1,762,004
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	4,099	4,046,864
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	4,486	4,430,232
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	5,177	5,148,015
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,592	1,452,414
Series 2021-B, Class A, 1.62%, 7/20/48(1)	7,825	6,840,501
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,797	2,499,172
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	789	621,212
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	6,153	5,750,656
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	8,022	7,796,560
Series 2023-B, Class B, 5.60%, 8/22/50(1)	2,545	2,432,958
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	5,877	4,819,908
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	1,867	1,270,972
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	3,926	2,579,609
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,463	2,304,836
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	3,513	3,056,782
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	23,521	22,183,354
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	2,840	2,486,686
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,005	935,666
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	301	302,031
Security	Principal Amount* (000's omitted)	Value
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	2,393	$ 2,224,514
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	10,065,495
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,567,379
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,102	4,521,154
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,788	1,697,185
Series 2020-A, Class C, 6.657%, 3/15/45(1)	411	407,964
Total Asset-Backed Securities (identified cost $486,826,284)		$ 474,525,060

Collateralized Mortgage Obligations — 5.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 5.34%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$3,470	$ 3,475,972
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	6,982	6,740,017
Champs Trust:
Series 2024-1, Class A, 10.113%, 7/25/59(1)(4)	8,367	8,671,562
Series 2024-2, Class A, 9.07%, 11/25/59(1)(4)	5,641	5,885,390
Series 2024-3, Class A, 6.846%, 1/25/60(1)(4)	5,599	5,815,110
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	2,996	3,031,280
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	4,115	4,198,920
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	716	742,083
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(2)	19,197	19,261,440
Series 5529, Class AF, 5.32%, (30-day SOFR Average + 1.00%), 3/25/55(2)	10,327	10,337,017
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.604%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	2,905	3,356,164
Series 2021-DNA2, Class B1, 7.74%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	7,095	7,980,994
Series 2021-DNA2, Class B2, 10.34%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	4,000	4,746,625
Series 2022-DNA2, Class M1A, 5.64%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	2,314	2,323,846
Series 2022-DNA4, Class B2, 14.59%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	9,638	10,950,100
Series 2022-HQA1, Class M1A, 6.44%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	541	545,412
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.804%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	9,594	10,306,269

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R03, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	$3,742	$ 3,992,269
Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	17,337	17,964,934
Series 2019-R07, Class 1B1, 7.854%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	8,183	8,453,281
Series 2020-R01, Class 1B1, 7.704%, (30-day SOFR Average + 3.364%), 1/25/40(1)(2)	3,000	3,092,410
Series 2020-R02, Class 2B1, 7.454%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	4,570	4,688,114
Series 2021-R01, Class 1B2, 10.34%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	10,132	10,651,022
Series 2021-R02, Class 2B1, 7.64%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	1,647	1,698,376
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,985,321
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,121,487
Series 2023-101, Class FM, 5.244%, (30-day SOFR Average + 0.90%), 7/20/53(2)	4,489	4,487,933
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,429,731
Series 2023-149, Class S, 8.417%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	1,403	1,530,883
Series 2024-44, Class ML, 6.00%, 3/20/54	1,000	1,028,937
Series 2024-59, Class LG, 6.00%, 4/20/54	1,500	1,541,993
Series 2025-2, Class FB, 5.394%, (30-day SOFR Average + 1.05%), 12/20/54(2)	3,798	3,809,778
Home Re Ltd., Series 2021-1, Class M2, 7.304%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	1,541	1,551,376
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	4,911	4,973,316
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	4,000	4,064,726
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	3,670	3,717,933
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	3,475	3,466,216
PNMAC GMSR Issuer Trust:
Series 2021-FT1, Class A, 7.435%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	1,360	1,368,044
Series 2022-GT1, Class A, 8.59%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	8,523	8,636,412
Series 2024-GT1, Class A, 7.52%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	7,480	7,635,104
Total Collateralized Mortgage Obligations (identified cost $214,461,791)		$220,257,797

Commercial Mortgage-Backed Securities — 8.1%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	$5,390	$ 5,011,348
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	9,685	7,940,388
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	4,805	1,252,653
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A, 5.812%, (1 mo. SOFR + 1.493%), 11/15/41(1)(2)	4,875	4,876,474
BPR Trust, Series 2022-SSP, Class A, 7.319%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	9,995	10,032,365
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.384%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	10,584	10,484,982
Series 2021-VOLT, Class C, 5.534%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	7,254	7,168,391
Series 2021-VOLT, Class D, 6.084%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	6,311	6,233,666
CSMC Trust, Series 2021-BPNY, Class A, 8.149%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	5,793	5,378,053
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.514%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	11,428	11,424,849
Series 2021-ESH, Class B, 5.814%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	5,095	5,092,352
Series 2021-ESH, Class C, 6.134%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	11,159	11,155,755
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.299%, 3/25/29(4)	6,240	6,244,369
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(4)	3,537	3,434,451
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,794,412
Series KW06, Class A2, 3.80%, 6/25/28(4)	5,335	5,250,947
Series W5FX, Class AFX, 2.97%, 4/25/28(4)	1,896	1,842,210
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(4)	4,359	4,227,374
Series 2018-M4, Class A2, 3.057%, 3/25/28(4)	4,870	4,714,964
Series 2018-M13, Class A2, 3.744%, 9/25/30(4)	12,774	12,403,087
Series 2019-M22, Class A2, 2.522%, 8/25/29	10,633	9,916,104
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	12,416,334
Series 2023-M1S, Class A2, 4.499%, 4/25/33(4)	16,881	16,723,491
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.704%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	7,256	7,385,116
Series 2020-01, Class M10, 8.204%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	5,679	5,780,334
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	5,322	5,460,478
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.01%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	14,792	14,810,401
Series 2024-WOLF, Class A, 5.861%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	3,640	3,647,204

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.961%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	$6,895	$ 6,905,573
Series 2024-DPLO, Class C, 6.859%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	4,204	4,217,345
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.66%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	7,649	7,647,406
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.55%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	3,913	3,890,948
Series 2025-STAY, Class D, 7.15%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	13,354	13,287,358
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	134,858
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	385	8,089
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.26%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	7,420	7,431,599
NYC Trust, Series 2024-3ELV, Class A, 6.31%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	12,031	12,095,910
ORL Trust:
Series 2024-GLKS, Class A, 5.812%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	13,396	13,437,888
Series 2024-GLKS, Class D, 7.11%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	4,757	4,771,868
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	12,150	12,258,292
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.711%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	10,331	10,293,804
TX Trust:
Series 2024-HOU, Class A, 5.911%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	4,740	4,738,432
Series 2024-HOU, Class E, 8.707%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	2,859	2,871,297
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(4)	5,687	5,952,227
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)(4)	1,330	1,174,137
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(4)	2,700	2,152,736
Willowbrook Mall, Series 2025-WBRK, Class C, 6.277%, 3/5/35(1)(4)	7,825	7,864,931
Total Commercial Mortgage-Backed Securities (identified cost $335,281,094)		$325,237,250

Convertible Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Communications — 0.1%
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$900	$ 1,095,750
Security	Principal Amount (000's omitted)	Value
Communications (continued)
Uber Technologies, Inc., 0.00%, 12/15/25	$1,290	$ 1,370,625
		$ 2,466,375
Consumer, Cyclical — 0.0%†
Ford Motor Co., 0.00%, 3/15/26	$875	$ 858,813
		$ 858,813
Consumer, Non-cyclical — 0.1%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$900	$ 849,825
Exact Sciences Corp., 1.75%, 4/15/31(1)	1,000	861,582
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28(6)	1,250	1,215,364
Jazz Investments I Ltd., 2.00%, 6/15/26	1,275	1,324,406
Shift4 Payments, Inc., 0.50%, 8/1/27	1,200	1,217,400
		$5,468,577
Energy — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(6)	$1,400	$1,338,400
		$1,338,400
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$1,250	$1,223,475
Federal Realty OP LP, 3.25%, 1/15/29(1)	1,250	1,248,125
		$2,471,600
Technology — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$1,300	$1,241,500
Microchip Technology, Inc., 0.75%, 6/1/30(1)	1,400	1,313,550
ON Semiconductor Corp., 0.50%, 3/1/29	1,350	1,167,818
		$3,722,868
Total Convertible Bonds (identified cost $16,767,649)		$16,326,633

Corporate Bonds — 29.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.3%
Celanese U.S. Holdings LLC, 6.80%, 11/15/30	$5,100	$ 5,289,624
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(6)	3,983	3,828,053
		$ 9,117,677
Communications — 0.6%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$6,025	$ 5,492,728
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	24,621	18,574,444

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Communications (continued)
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)(6)	$1,187	$ 870,492
		$ 24,937,664
Consumer, Cyclical — 2.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$4,584	$ 4,575,092
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	6,975	6,834,659
5.308%, 10/20/31(1)	3,095	3,027,711
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	1,275	1,270,698
4.75%, 10/20/28(1)	7,679	7,649,472
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	8,000	7,250,651
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	5,425	5,421,593
5.875%, 11/7/29	4,583	4,535,672
7.122%, 11/7/33	4,439	4,539,237
7.20%, 6/10/30	2,030	2,108,659
7.35%, 11/4/27	6,678	6,921,808
7.35%, 3/6/30	6,588	6,897,710
General Motors Financial Co., Inc.:
5.60%, 6/18/31	7,500	7,505,187
5.95%, 4/4/34	7,636	7,602,820
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	4,650	4,261,796
4.375%, 1/15/31(1)	7,749	7,026,622
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	8,441	7,907,334
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	15,216	13,410,980
		$108,747,701
Consumer, Non-cyclical — 1.5%
Bristol-Myers Squibb Co., 5.65%, 2/22/64	$14,545	$14,261,986
Centene Corp.:
2.50%, 3/1/31	6,373	5,379,032
3.375%, 2/15/30	2,435	2,204,191
4.625%, 12/15/29	3,693	3,540,935
Conservation Fund, 3.474%, 12/15/29	3,965	3,724,570
Doris Duke Charitable Foundation, 2.345%, 7/1/50	10,210	6,014,714
Ford Foundation, 2.415%, 6/1/50	6,560	3,938,648
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	3,998,040
Kroger Co., 5.00%, 9/15/34	4,819	4,711,182
LifePoint Health, Inc., 9.875%, 8/15/30(1)	6,350	6,707,835
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	886,564
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	3,940,882
3.00%, 10/15/30(1)	1,114	993,269
		$60,301,848
Security	Principal Amount (000’s omitted)	Value
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	$2,385	$ 2,267,896
6.45%, 3/5/34(1)	3,485	3,523,711
6.95%, 3/5/54(1)	2,250	2,195,001
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	5,174	4,814,794
5.00%, 1/31/28(1)	7,310	7,081,784
		$ 19,883,186
Financial — 18.8%
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(7)	$1,612	$1,642,239
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	5,577	5,690,086
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	7,600	7,629,321
Ally Financial, Inc.:
4.70% to 5/15/26(7)(8)	11,472	10,712,196
5.543% to 1/17/30, 1/17/31(6)(7)	10,608	10,558,289
6.848% to 1/3/29, 1/3/30(7)	6,965	7,277,404
American Assets Trust LP, 3.375%, 2/1/31	2,454	2,165,930
American Express Co., 5.442% to 1/30/35, 1/30/36(7)	8,300	8,394,077
American National Group, Inc.:
5.75%, 10/1/29	6,241	6,295,585
6.144%, 6/13/32(1)	6,587	6,687,438
Andrew W. Mellon Foundation, 0.947%, 8/1/27	5,050	4,683,601
Antares Holdings LP:
6.35%, 10/23/29(1)	2,137	2,139,815
6.50%, 2/8/29(1)	5,175	5,206,414
Apollo Debt Solutions BDC, 6.70%, 7/29/31	11,058	11,415,517
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(7)	1,200	1,188,254
5.294%, 8/18/27	2,800	2,836,685
5.439%, 7/15/31	3,800	3,896,675
6.033%, 1/17/35	3,600	3,729,241
9.625% to 11/21/28(7)(8)	4,000	4,401,412
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(7)	13,510	13,095,846
3.824% to 1/20/27, 1/20/28(7)	16,117	15,918,169
5.511% to 1/24/35, 1/24/36(7)	9,260	9,427,677
5.819% to 9/15/28, 9/15/29(7)	8,753	9,072,574
5.933% to 9/15/26, 9/15/27(7)	13,485	13,751,796
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(7)	13,055	13,516,259
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
1.875%, 9/18/25(1)	5,136	5,062,561
5.125% to 1/18/28, 1/18/33(1)(7)	3,686	3,506,437
7.625% to 2/11/30, 2/11/35(1)(7)	500	506,100
8.125% to 1/8/34, 1/8/39(1)(7)	9,539	9,727,376
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	7,575	7,700,897
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	9,400	8,452,640

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(7)	$250	$ 247,172
7.75% to 8/16/29(1)(6)(7)(8)	13,925	14,377,646
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(7)	13,319	13,647,528
Broadstone Net Lease LLC, 2.60%, 9/15/31	3,193	2,706,056
Brookfield Finance, Inc.:
5.675%, 1/15/35	14,547	14,890,790
6.30% to 10/15/34, 1/15/55(7)	7,532	7,195,571
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(7)	2,771	2,864,836
6.84% to 9/13/33, 9/13/34(1)(6)(7)	13,570	14,746,517
Capital One Financial Corp., 4.20%, 10/29/25	2,950	2,938,767
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(7)	13,293	14,155,221
CI Financial Corp., 3.20%, 12/17/30	10,506	9,181,454
Citadel LP, 6.375%, 1/23/32(1)	13,747	14,112,493
Citigroup, Inc., 4.00% to 12/10/25(7)(8)	3,895	3,844,214
COPT Defense Properties LP, 2.90%, 12/1/33	9,166	7,431,633
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(7)	11,904	12,177,692
6.316% to 10/3/28, 10/3/29(1)(7)	3,453	3,610,349
Enact Holdings, Inc., 6.25%, 5/28/29	14,235	14,613,173
EPR Properties:
3.60%, 11/15/31	1,405	1,254,683
3.75%, 8/15/29	9,133	8,567,233
4.95%, 4/15/28	6,313	6,254,341
Essent Group Ltd., 6.25%, 7/1/29	7,995	8,239,685
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(7)	6,040	6,072,450
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	13,342	11,773,301
6.75%, 3/15/54(1)	4,014	4,078,548
7.95%, 6/15/33(1)	3,581	4,039,448
7.95% to 7/15/29, 10/15/54(1)(7)	8,162	8,490,096
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	25,202	24,925,942
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	3,150	3,057,496
3.75%, 9/15/30(1)(6)	2,344	2,085,619
Healthpeak OP LLC, 5.375%, 2/15/35	9,938	9,908,216
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	2,208	2,236,392
8.248% to 11/21/32, 11/21/33(1)(7)	12,847	14,760,106
Jefferies Financial Group, Inc., 6.20%, 4/14/34	12,134	12,375,359
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(7)	25,567	26,376,062
5.766% to 4/22/34, 4/22/35(7)	5,950	6,186,660
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	11,471	10,986,234
LPL Holdings, Inc., 4.00%, 3/15/29(1)	7,750	7,426,317
Marex Group PLC, 6.404%, 11/4/29	8,211	8,351,285
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
MGIC Investment Corp., 5.25%, 8/15/28	$4,350	$ 4,306,884
Nuveen LLC, 5.85%, 4/15/34(1)	8,756	8,964,733
PNC Financial Services Group, Inc.:
5.575% to 1/29/35, 1/29/36(7)	7,960	8,105,257
6.875% to 10/20/33, 10/20/34(7)	4,000	4,424,030
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	9,484	8,506,815
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(7)	13,635	13,705,982
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(7)	4,447	3,963,775
6.10% to 4/13/32, 4/13/33(1)(7)	3,804	3,898,391
8.50% to 3/25/34(1)(7)(8)	7,629	7,880,704
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,575,826
Swedbank AB:
5.407%, 3/14/29(1)	3,725	3,818,401
6.136%, 9/12/26(1)	8,620	8,824,899
Synchrony Bank, 5.40%, 8/22/25	3,488	3,492,960
Synchrony Financial, 4.50%, 7/23/25	9,400	9,390,234
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	6,445	6,341,860
5.625%, 2/15/28	5,130	5,155,687
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(7)	2,099	2,126,429
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,024	2,943,512
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)	12,687	13,155,214
TPG Operating Group II LP, 5.875%, 3/5/34	4,149	4,249,814
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(7)	13,243	13,628,758
U.S. Bancorp:
4.839% to 2/1/33, 2/1/34(7)	9,436	9,171,962
5.678% to 1/23/34, 1/23/35(7)	2,442	2,497,322
UBS Group AG:
4.375% to 2/10/31(1)(6)(7)(8)	2,686	2,306,738
9.016% to 11/15/32, 11/15/33(1)(7)	2,382	2,911,699
9.25% to 11/13/33(1)(7)(8)	7,318	8,369,611
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(7)	6,576	6,504,156
5.459% to 6/30/30, 6/30/35(1)(7)	4,517	4,440,062
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(7)	13,467	13,695,656
		$747,832,467
Government - Multinational — 2.8%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$7,205	$7,235,798
4.25%, 3/13/34	14,385	14,334,696
European Investment Bank, 3.25%, 11/15/27	44,000	43,243,655
Inter-American Development Bank, 3.50%, 9/14/29	7,300	7,142,942
International Bank for Reconstruction & Development:
3.875%, 2/14/30	12,000	11,903,784
4.00%, 1/10/31	28,000	27,824,986
		$111,685,861

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Industrial — 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/29	$8,144	$ 8,187,757
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	7,073	6,969,584
		$ 15,157,341
Technology — 1.5%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	$7,000	$ 6,809,639
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	13,351	13,684,563
Intel Corp., 4.90%, 8/5/52	13,669	11,211,835
Kyndryl Holdings, Inc., 6.35%, 2/20/34(6)	14,770	15,323,338
Playtika Holding Corp., 4.25%, 3/15/29(1)	7,783	6,862,080
Seagate HDD Cayman, 9.625%, 12/1/32	6,112	6,880,904
		$60,772,359
Utilities — 0.4%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	$2,429	$2,083,668
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	5,000	4,614,356
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	4,774,421
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)	3,000	2,952,722
8.625%, 3/15/33(1)	2,500	2,434,357
		$16,859,524
Total Corporate Bonds (identified cost $1,179,421,715)		$1,175,295,628

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(9)	100,000	$ 5,060,500
Total Exchange-Traded Funds (identified cost $5,081,250)		$ 5,060,500

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(10)(11)	$5,000	$ 4,983,350
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(10)(11)	3,500	3,481,940
Total High Social Impact Investments (identified cost $8,500,000)		$ 8,465,290

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	97,843	$ 1,214,232
Series A2, 6.375%	211,400	2,921,548
		$ 4,135,780
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	102,136	$ 2,254,141
		$ 2,254,141
Total Preferred Stocks (identified cost $10,509,717)		$ 6,389,921

Senior Floating-Rate Loans — 1.8%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.0%†
Standard Industries, Inc., Term Loan, 6.069%, (SOFR + 1.75%), 9/22/28	$1,853	$ 1,854,490
		$ 1,854,490
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(13)	$2,109	$ 2,109,719
Term Loan, 11/30/28(13)	115	115,285
Term Loan, 11/30/28(13)	14	14,310
Term Loan, 11/30/28(13)	262	261,861
Prime Security Services Borrower LLC, Term Loan, 6.325%, (SOFR + 2.00%), 10/13/30	2,488	2,479,879
		$4,981,054
Construction & Engineering — 0.1%
APi Group DE, Inc., Term Loan, 6.075%, (SOFR + 1.75%), 1/3/29	$2,389	$2,384,187
		$2,384,187
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 6.325%, (SOFR + 2.00%), 5/19/31	$2,487	$2,466,257
		$2,466,257
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28	$5,451	$5,447,170
		$5,447,170

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.3%
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	$5,450	$ 5,413,120
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30	2,970	2,961,035
USI, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 11/21/29	5,452	5,406,203
		$ 13,780,358
IT Services — 0.3%
Informatica LLC, Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28	$5,481	$ 5,485,970
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	5,465	5,453,431
		$ 10,939,401
Life Sciences Tools & Services — 0.0%†
Avantor Funding, Inc., Term Loan, 6.425%, (SOFR + 2.00%), 11/8/27	$329	$329,533
ICON Luxembourg SARL, Term Loan, 6.299%, (SOFR + 2.00%), 7/3/28	757	760,913
PRA Health Sciences, Inc., Term Loan, 6.299%, (SOFR + 2.00%), 7/3/28	189	189,582
		$1,280,028
Machinery — 0.2%
Gates Global LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/4/31	$2,488	$2,466,083
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	5,352	5,344,477
		$7,810,560
Metals/Mining — 0.1%
Zekelman Industries, Inc., Term Loan, 6.571%, (SOFR + 2.25%), 1/24/31	$2,481	$2,488,957
		$2,488,957
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/24/31	$5,465	$5,454,463
		$5,454,463
Software — 0.2%
CCC Intelligent Solutions, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 1/23/32	$2,481	$2,479,411
Epicor Software Corp., Term Loan, 7.075%, (SOFR + 2.75%), 5/30/31	2,487	2,483,831
McAfee LLC, Term Loan, 7.32%, (SOFR + 3.00%), 3/1/29	2,488	2,380,552
		$7,343,794
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 4/23/31(13)	$2,500	$ 2,485,950
		$ 2,485,950
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.072%, (SOFR + 1.75%), 6/24/30	$4,689	$ 4,689,676
		$ 4,689,676
Total Senior Floating-Rate Loans (identified cost $73,942,081)		$ 73,406,345

Sovereign Government Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.9%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$12,000	$ 11,482,235
4.375%, 2/28/34	22,344	22,506,210
		$ 33,988,445
Total Sovereign Government Bonds (identified cost $33,839,687)		$ 33,988,445

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Commonwealth of Massachusetts, 5.456%, 12/1/39(14)	$750	$ 763,875
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,747,693
New York City, NY, 5.206%, 10/1/31(14)	1,030	1,039,064
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,740,591
		$ 8,291,223
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$ 5,449,805
Social Bonds, 2.484%, 6/1/27	3,980	3,843,327
Social Bonds, 2.534%, 6/1/28	4,980	4,732,743
Social Bonds, 2.584%, 6/1/29	2,715	2,539,502
Social Bonds, 2.984%, 6/1/33	3,060	2,706,417
Social Bonds, 3.034%, 6/1/34	2,195	1,910,726
		$21,182,520

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.3%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,030,138
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,222,596
Green Bonds, 2.184%, 9/1/31	1,985	1,733,064
Green Bonds, 2.264%, 9/1/32	1,780	1,523,093
Green Bonds, 2.344%, 9/1/33	1,945	1,633,703
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,857,168
Green Bonds, 1.701%, 5/1/31	1,925	1,644,296
		$11,644,058
Total Taxable Municipal Obligations (identified cost $45,859,848)		$41,117,801

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.738%, 8/1/25	$2,726	$ 2,707,537
3.435%, 8/1/34	3,105	2,780,526
3.485%, 8/1/35	1,745	1,551,290
3.535%, 8/1/36	929	820,639
3.585%, 8/1/37	3,215	2,824,732
3.635%, 8/1/38	657	574,679
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,201	1,133,754
2.36%, 10/15/29	994	950,297
3.52%, 9/20/32	3,489	3,376,951
Total U.S. Government Agencies and Instrumentalities (identified cost $18,782,066)		$16,720,405

U.S. Government Agency Mortgage-Backed Securities — 23.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,130	$ 1,032,683
5.00%, with various maturities to 2054	10,829	10,623,889
5.50%, with various maturities to 2054	27,949	27,980,631
6.00%, with various maturities to 2053	14,661	14,939,473
Federal National Mortgage Association:
2.00%, 4/1/51	3,082	2,506,686
2.68%, 7/1/26	2,791	2,739,630
3.00%, with various maturities to 2049	6,635	5,831,675
4.00%, with various maturities to 2048	6,184	5,853,019
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.00%, 1/1/54	$2,741	$ 2,690,569
5.50%, with various maturities to 2054	105,059	105,079,362
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(15)	9,638	8,974,258
5.00%, 30-Year, TBA(15)	330,247	323,732,841
5.50%, 30-Year, TBA(15)	411,391	410,924,956
Government National Mortgage Association II:
2.50%, with various maturities to 2051	15,187	12,842,299
6.00%, with various maturities to 2053	10,851	11,158,075
6.50%, with various maturities to 2053	3,580	3,742,169
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $956,357,598)		$950,652,215

U.S. Treasury Obligations — 21.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.50%, 2/15/45	$15,164	$ 10,937,331
3.625%, 5/15/53	10,110	8,519,057
4.00%, 11/15/42	190,820	178,073,819
4.00%, 11/15/52	19,701	17,772,728
4.25%, 2/15/54	1,903	1,793,012
4.50%, 2/15/44	26,182	25,877,225
4.50%, 11/15/54	17,190	16,942,894
4.75%, 2/15/45	15,304	15,586,167
U.S. Treasury Notes:
3.625%, 5/31/28	1,179	1,169,536
3.75%, 12/31/28	8,000	7,954,219
4.00%, 2/28/30	51,878	52,003,642
4.00%, 2/15/34	18,620	18,370,521
4.125%, 2/28/27	109,723	110,147,320
4.125%, 7/31/28	1,007	1,014,238
4.125%, 3/31/29	20,180	20,330,956
4.25%, 2/28/29	7,869	7,962,598
4.375%, 8/31/28	11,566	11,737,457
4.375%, 5/15/34	36,025	36,519,640
4.50%, 5/31/29	62,422	63,786,262
4.625%, 9/15/26	20,485	20,679,848
4.625%, 2/15/35	18,124	18,725,773
4.875%, 11/30/25	157,420	158,131,290
4.875%, 4/30/26	25,700	25,922,564
4.875%, 5/31/26	6,895	6,960,987
Total U.S. Treasury Obligations (identified cost $835,291,429)		$836,919,084

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 13.9%
Affiliated Fund — 10.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(16)	406,764,518	$ 406,764,518
Total Affiliated Fund (identified cost $406,764,518)		$ 406,764,518

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(17)	32,660,648	$ 32,660,648
Total Securities Lending Collateral (identified cost $32,660,648)		$ 32,660,648
U.S. Treasury Obligations — 2.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 5/13/25	$115,112	$ 114,545,198
Total U.S. Treasury Obligations (identified cost $114,547,280)		$ 114,545,198
Total Short-Term Investments (identified cost $553,972,446)		$ 553,970,364
Total Investments — 118.7% (identified cost $4,774,894,655)		$4,738,332,738
Other Assets, Less Liabilities — (18.7)%		$ (747,873,894)
Net Assets — 100.0%		$3,990,458,844

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $1,317,074,423 or 33.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2025.
(6)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $37,573,850.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Affiliated fund (see Note 8).
(10)	May be deemed to be an affiliated company (see Note 8).
(11)	Restricted security. Total market value of restricted securities amounts to $8,465,290, which represents 0.2% of the net assets of the Fund as of March 31, 2025.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.
(17)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,687,484	CAD	5,298,108	BNP Paribas	4/10/25	$4,207	$ —
						$4,207	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,122	Long	6/30/25	$232,446,845	$874,718
U.S. 5-Year Treasury Note	4,544	Long	6/30/25	491,462,000	4,467,709
U.S. 10-Year Treasury Note	591	Long	6/18/25	65,730,281	759,882
U.S. Long Treasury Bond	363	Long	6/18/25	42,573,094	745,601
U.S. Ultra-Long Treasury Bond	794	Long	6/18/25	97,066,500	(944,434)
U.S. Ultra 10-Year Treasury Note	(21)	Short	6/18/25	(2,396,625)	(16,273)
					$5,887,203
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	3,500,000
		$8,500,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Capital Markets — 8.9%
Intercontinental Exchange, Inc.	849,322	$ 146,508,045
Moody's Corp.	142,344	66,288,177
MSCI, Inc.	114,266	64,617,423
S&P Global, Inc.	457,807	232,611,737
		$ 510,025,382
Chemicals — 7.6%
Air Products and Chemicals, Inc.	248,183	$ 73,194,130
Ecolab, Inc.	757,179	191,960,020
Linde PLC	369,537	172,071,209
		$437,225,359
Commercial Services & Supplies — 1.1%
Veralto Corp.	669,050	$65,198,923
		$65,198,923
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	34,463	$32,594,416
Dollar General Corp.	816,824	71,823,335
		$104,417,751
Containers & Packaging — 0.7%
Ball Corp.	713,285	$37,140,750
		$37,140,750
Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	2,717,933	$178,269,226
TE Connectivity PLC	374,328	52,900,033
		$231,169,259
Financial Services — 12.1%
Fiserv, Inc.(1)	363,282	$80,223,564
Mastercard, Inc., Class A	501,605	274,939,733
PayPal Holdings, Inc.(1)	980,751	63,994,003
Visa, Inc., Class A	793,699	278,159,751
		$697,317,051
Health Care Equipment & Supplies — 2.3%
IDEXX Laboratories, Inc.(1)	208,558	$87,583,932
Intuitive Surgical, Inc.(1)	83,356	41,283,726
		$128,867,658
Hotels, Restaurants & Leisure — 0.7%
Starbucks Corp.	429,327	$42,112,685
		$42,112,685
Insurance — 3.3%
Aon PLC, Class A	149,160	$59,528,265
Security	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	530,406	$ 129,434,976
		$ 188,963,241
Interactive Media & Services — 3.9%
Alphabet, Inc., Class C	1,446,767	$ 226,028,408
		$ 226,028,408
IT Services — 6.3%
Accenture PLC, Class A	129,616	$ 40,445,377
Gartner, Inc.(1)	387,716	162,739,914
VeriSign, Inc.(1)	622,807	158,112,013
		$361,297,304
Life Sciences Tools & Services — 11.7%
Agilent Technologies, Inc.	640,852	$74,966,867
Danaher Corp.	1,277,601	261,908,205
Thermo Fisher Scientific, Inc.	489,180	243,415,968
West Pharmaceutical Services, Inc.	410,880	91,987,814
		$672,278,854
Machinery — 3.6%
IDEX Corp.	387,053	$70,044,982
Xylem, Inc.	1,154,779	137,949,899
		$207,994,881
Personal Care Products — 0.6%
Estee Lauder Cos., Inc., Class A	503,789	$33,250,074
		$33,250,074
Pharmaceuticals — 3.6%
Zoetis, Inc.	1,263,899	$208,100,970
		$208,100,970
Professional Services — 5.2%
Equifax, Inc.	324,201	$78,962,395
Verisk Analytics, Inc.	738,343	219,745,644
		$298,708,039
Software — 9.1%
Adobe, Inc.(1)	164,326	$63,023,951
Intuit, Inc.	315,829	193,915,848
Microsoft Corp.	635,698	238,634,672
Tyler Technologies, Inc.(1)	50,808	29,539,263
		$525,113,734
Specialized REITs — 3.9%
American Tower Corp.	783,828	$170,560,973
Crown Castle, Inc.	482,459	50,286,701
		$220,847,674

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 4.8%
O'Reilly Automotive, Inc.(1)	49,640	$ 71,113,271
TJX Cos., Inc.	1,677,777	204,353,239
		$ 275,466,510
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	629,563	$ 39,964,659
		$ 39,964,659
Venture Capital — 0.0%†
20/20 Gene Systems, Inc.(1)(2)(3)	73,397	$ 187,162
Digital Directions International, Inc.(1)(2)(3)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(2)(3)	950,000	14,508
		$201,670
Total Common Stocks (identified cost $2,624,203,373)		$5,511,690,836

Preferred Stocks — 0.0%†

Security	Shares	Value
Venture Capital — 0.0%†
Entouch:
Series C(1)(2)(3)	2,628,278	$ 265,719
Series C-1(1)(2)(3)	1,023,444	179,614
Sword Diagnostics(1)(2)(3)	1,264,108	129,318
Total Preferred Stocks (identified cost $918,761)		$ 574,651

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Accion Frontier Inclusion Fund LP(1)(2)(3)	$ 1,795,816
Adobe Capital Social Mezzanine I LP(1)(2)(3)	1,302
Africa Renewable Energy Fund LP(1)(2)(3)	131,204
Arborview Capital Partners LP(1)(2)(3)	272,921
Bridges Ventures U.S. Sustainable Growth Fund LP(1)(2)(3)	122,800
Coastal Ventures III LP(1)(2)(3)	339,416
Core Innovations Capital I LP(1)(2)(3)	3,424,452
Cross Culture Ventures I LP(1)(2)(3)	862,816
DBL Equity Fund BAEF II LP(1)(2)(3)	1,867,464
Security	Value
DBL Partners III LP(1)(2)(3)	$ 1,774,070
First Analysis Private Equity Fund V LP(1)(2)(3)	535,350
Impact Ventures II LP(1)(2)(3)	170,347
LeapFrog Financial Inclusion Fund(1)(2)(3)	3,529
New Markets Education Partner LP(1)(2)(3)	21,746
New Markets Venture Partners II LP(1)(2)(3)	42,075
Owl Ventures LP(1)(2)(3)	957,676
Renewable Energy Asia Fund LP(1)(2)(3)	42,974
SEAF India International Growth Fund LP(1)(2)(3)	0
SJF Ventures II LP, Preferred(1)(2)(3)	16,689
SJF Ventures III LP(1)(2)(3)	408,044
Westly Capital Partners Fund II LP(1)(2)(3)	45,318
Total Venture Capital Limited Partnership Interests (identified cost $6,923,421)	$12,836,009

Short-Term Investments — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(4)	230,603,630	$ 230,603,630
Total Short-Term Investments (identified cost $230,603,630)		$ 230,603,630
Total Investments — 100.1% (identified cost $2,862,649,185)		$5,755,705,126
Other Assets, Less Liabilities — (0.1)%		$ (5,639,406)
Net Assets — 100.0%		$5,750,065,720

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Restricted security. Total market value of restricted securities amounts to $13,612,330, which represents 0.2% of the net assets of the Fund as of March 31, 2025.
(4)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08 - 8/27/13	$166,889
Accion Frontier Inclusion Fund LP	11/12/15 - 12/6/23	786,621
Adobe Capital Social Mezzanine I LP	2/8/13 - 1/23/24	295,744
Africa Renewable Energy Fund LP	4/17/14 - 7/18/22	997,030

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Arborview Capital Partners LP	11/13/12 - 12/7/21	$14,610
Bridges Ventures U.S. Sustainable Growth Fund LP	6/18/16 - 10/27/23	409,116
Coastal Ventures III LP	7/30/12 - 1/9/19	10,836
Core Innovations Capital I LP	1/6/11 - 6/30/17	0
Cross Culture Ventures I LP	2/24/16 - 3/20/25	374,901
DBL Equity Fund BAEF II LP	3/30/11 - 8/2/16	564,959
DBL Partners III LP	1/16/15 - 4/28/22	870,896
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17 - 11/5/19	136,289
First Analysis Private Equity Fund V LP	6/7/13 - 6/13/18	0
Impact Ventures II LP	9/8/10 - 2/5/18	638,988
Ivy Capital (Proprietary) Ltd.	9/12/12 - 5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10 - 1/23/19	0
New Markets Education Partner LP	9/27/11 - 6/1/21	0
New Markets Venture Partners II LP	7/21/08 - 5/3/16	0
Owl Ventures LP	7/10/14 - 7/5/24	10,000
Renewable Energy Asia Fund LP	9/29/10 - 1/5/17	1,753,943
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	195,777
SJF Ventures II LP, Preferred	2/14/06 - 11/20/12	0
SJF Ventures III LP	2/6/12 - 7/14/17	0
Sword Diagnostics, Preferred	12/26/06 - 11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11 - 4/16/21	0
		$9,250,221

Abbreviations:
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Statements of Assets and Liabilities (Unaudited)

	March 31, 2025
	Balanced Fund	Bond Fund	Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,075,187,060, $4,354,548,887 and $2,632,045,555, respectively) - including $15,325,227, $37,573,850 and $0, respectively, of securities on loan	$1,369,931,164	$4,318,042,430	$5,525,101,496
Investments in securities of affiliated issuers, at value (identified cost $82,371,985, $420,345,768 and $230,603,630, respectively)	82,373,695	420,290,308	230,603,630
Receivable for variation margin on open futures contracts	2,977	203,516	—
Receivable for open forward foreign currency exchange contracts	174	4,207	—
Cash	54,856	6,558,785	104
Cash denominated in foreign currency, at value (cost $22, $284 and $0, respectively)	23	284	—
Deposits at broker for futures contracts	1,601,900	13,003,100	—
Deposits for forward commitment securities	400,000	1,220,000	—
Receivable for investments sold	9,451,762	100,623,756	—
Receivable for capital shares sold	376,723	6,379,749	4,128,925
Dividends and interest receivable	3,494,068	30,063,113	1,902,251
Dividends and interest receivable - affiliated	411,425	1,860,130	781,632
Securities lending income receivable	8,448	6,380	—
Tax reclaims receivable	8,638	—	—
Receivable from affiliate	—	130,579	—
Trustees' deferred compensation plan	443,147	687,806	1,524,121
Total assets	$1,468,559,000	$4,899,074,143	$5,764,042,159
Liabilities
Payable for open forward foreign currency exchange contracts	$9,227	$ —	$ —
Payable for investments purchased	1,773,294	16,639,677	—
Payable for when-issued/delayed delivery/forward commitment securities	106,029,876	845,964,840	—
Payable for capital shares redeemed	859,744	9,292,592	8,012,017
Distributions payable	—	1,156,102	—
Deposits for securities loaned	15,477,095	32,660,648	—
Payable to affiliates:
Investment advisory fee	430,373	884,780	2,092,579
Administrative fee	138,866	387,573	596,891
Distribution and service fees	222,514	67,624	519,538
Sub-transfer agency fee	32,491	15,868	53,716
Trustees' deferred compensation plan	443,147	687,806	1,524,121
Payable for transfer agency fees and expenses	151,510	505,339	744,501
Accrued expenses	164,009	352,450	433,076
Total liabilities	$125,732,146	$908,615,299	$13,976,439
Commitments and contingent liabilities (Note 10)
Net Assets	$1,342,826,854	$3,990,458,844	$5,750,065,720
Sources of Net Assets
Paid-in capital	$1,017,971,465	$4,291,858,640	$2,447,842,901
Distributable earnings (accumulated loss)	324,855,389	(301,399,796)	3,302,222,819
Net Assets	$1,342,826,854	$3,990,458,844	$5,750,065,720

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2025
	Balanced Fund	Bond Fund	Equity Fund
Class A Shares
Net Assets	$868,554,330	$351,650,114	$1,980,133,776
Shares Outstanding	20,163,380	24,180,723	25,957,215
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$43.08	$14.54	$76.28
Maximum Offering Price Per Share (100 ÷ 94.75, 96.75 and 94.75, respectively, of net asset value per share)	$45.47	$15.03	$80.51
Class C Shares
Net Assets	$47,440,212	$10,117,160	$105,514,893
Shares Outstanding	1,150,042	700,646	3,276,415
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$41.25	$14.44	$32.20
Class I Shares
Net Assets	$308,185,184	$2,900,461,710	$2,985,278,496
Shares Outstanding	6,971,981	199,058,574	32,306,779
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.20	$14.57	$92.40
Class R6 Shares
Net Assets	$118,647,128	$728,229,860	$679,138,555
Shares Outstanding	2,686,098	50,031,420	7,374,183
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.17	$14.56	$92.10

On sales of $50,000 ($100,000 for Bond Fund) or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2025
	Balanced Fund	Bond Fund	Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $13,657, $31,892 and $0, respectively)	$3,426,335	$277,111	$27,925,754
Dividend income - affiliated issuers	1,859,305	8,010,850	3,715,742
Interest income	10,075,604	86,828,496	2,755
Interest income - affiliated issuers	—	212,500	—
Securities lending income, net	26,512	94,019	—
Other income	41,890	180,485	—
Total investment income	$15,429,646	$95,603,461	$31,644,251
Expenses
Investment advisory fee	$2,644,386	$5,386,540	$13,405,842
Administrative fee	825,441	2,208,280	3,811,184
Distribution and service fees:
Class A	1,091,089	338,619	2,657,806
Class C	261,816	50,759	591,456
Trustees' fees and expenses	37,289	99,952	171,195
Custodian fees	22,004	44,609	53,494
Transfer agency fees and expenses	568,451	1,424,247	2,304,914
Accounting fees	184,963	306,404	435,936
Professional fees	62,641	104,249	72,136
Registration fees	49,943	26,497	60,388
Reports to shareholders	34,970	69,554	123,506
Miscellaneous	33,666	135,830	115,054
Total expenses	$5,816,659	$10,195,540	$23,802,911
Waiver and/or reimbursement of expenses by affiliates	$(62,150)	$(495,096)	$(122,562)
Net expenses	$5,754,509	$9,700,444	$23,680,349
Net investment income	$9,675,137	$85,903,017	$7,963,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$38,292,274	$(11,455,588)	$455,146,811
Futures contracts	(2,327,054)	(27,421,488)	—
Foreign currency transactions	(375)	(18,891)	—
Forward foreign currency exchange contracts	20,808	197,677	—
Net realized gain (loss)	$35,985,653	$(38,698,290)	$455,146,811
Change in unrealized appreciation (depreciation):
Investment securities	$(69,475,858)	$(46,078,683)	$(687,351,201)
Investment securities - affiliated issuers	144	(172,230)	—
Futures contracts	502,735	5,374,215	—
Foreign currency	(129)	(5,477)	—
Forward foreign currency exchange contracts	(3,061)	60,383	—
Net change in unrealized appreciation (depreciation)	$(68,976,169)	$(40,821,792)	$(687,351,201)
Net realized and unrealized loss	$(32,990,516)	$(79,520,082)	$(232,204,390)
Net increase (decrease) in net assets from operations	$(23,315,379)	$6,382,935	$(224,240,488)

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$9,675,137	$85,903,017	$7,963,902
Net realized gain (loss)	35,985,653	(38,698,290)	455,146,811
Net change in unrealized appreciation (depreciation)	(68,976,169)	(40,821,792)	(687,351,201)
Net increase (decrease) in net assets from operations	$(23,315,379)	$6,382,935	$(224,240,488)
Distributions to shareholders:
Class A	$(39,053,739)	$(7,560,480)	$(170,488,820)
Class C	(2,156,502)	(185,980)	(20,505,338)
Class I	(13,343,055)	(61,851,940)	(237,560,838)
Class R6	(5,107,896)	(16,099,454)	(49,743,021)
Total distributions to shareholders	$(59,661,192)	$(85,697,854)	$(478,298,017)
Capital share transactions:
Class A	$23,674,312	$16,088,647	$(12,600,763)
Class C	(3,460,266)	348,809	2,436,422
Class I	38,559,695	325,892,932	(458,204,392)
Class R6	19,514,620	98,329,812	1,554,661
Net increase (decrease) in net assets from capital share transactions	$78,288,361	$440,660,200	$(466,814,072)
Net increase (decrease) in net assets	$(4,688,210)	$361,345,281	$(1,169,352,577)
Net Assets
At beginning of period	$1,347,515,064	$3,629,113,563	$6,919,418,297
At end of period	$1,342,826,854	$3,990,458,844	$5,750,065,720

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$19,093,688	$144,658,856	$23,143,917
Net realized gain (loss)	50,452,884	(44,069,572)	465,074,867
Net change in unrealized appreciation (depreciation)	235,637,916	279,685,144	1,116,619,851
Net increase in net assets from operations	$305,184,488	$380,274,428	$1,604,838,635
Distributions to shareholders:
Class A	$(12,356,329)	$(14,332,061)	$(38,765,254)
Class C	(425,924)	(351,212)	(4,551,157)
Class I	(4,325,537)	(102,861,831)	(65,350,307)
Class R6	(1,607,609)	(26,587,366)	(13,284,481)
Total distributions to shareholders	$(18,715,399)	$(144,132,470)	$(121,951,199)
Capital share transactions:
Class A	$(22,857,669)	$14,850,249	$(217,662,652)
Class C	(8,737,772)	(432,452)	(18,168,820)
Class I	12,843,476	581,945,526	(750,712,555)
Class R6	12,327,763	123,992,438	(84,520,827)
Net increase (decrease) in net assets from capital share transactions	$(6,424,202)	$720,355,761	$(1,071,064,854)
Net increase in net assets	$280,044,887	$956,497,719	$411,822,582
Net Assets
At beginning of year	$1,067,470,177	$2,672,615,844	$6,507,595,715
At end of year	$1,347,515,064	$3,629,113,563	$6,919,418,297

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights

	Balanced Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$45.77	$36.00	$33.56	$42.36	$37.18	$34.28
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.64	$0.57	$0.40	$0.30	$0.41
Net realized and unrealized gain (loss)	(1.01)	9.76	3.12	(5.91)	5.77	3.67
Total income (loss) from operations	$(0.70)	$10.40	$3.69	$(5.51)	$6.07	$4.08
Less Distributions
From net investment income	$(0.30)	$(0.63)	$(0.91)	$(0.41)	$(0.30)	$(0.42)
From net realized gain	(1.69)	—	(0.34)	(2.88)	(0.59)	(0.76)
Total distributions	$(1.99)	$(0.63)	$(1.25)	$(3.29)	$(0.89)	$(1.18)
Net asset value — End of period	$43.08	$45.77	$36.00	$33.56	$42.36	$37.18
Total Return(2)	(1.67)%(3)	29.02%	11.11%	(14.40)%	16.48%	12.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$868,554	$898,875	$728,372	$688,402	$823,892	$686,408
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.90%(5)	0.90%	0.92%	0.91%	0.90%	0.93%
Net expenses	0.89%(5)(6)	0.90%(6)	0.92%(6)	0.91%(6)	0.90%	0.93%
Net investment income	1.36%(5)	1.54%	1.57%	1.03%	0.73%	1.17%
Portfolio Turnover	84%(3)(7)	153%(7)	106%(7)	85%(7)	95%(7)	98%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Balanced Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$43.91	$34.56	$32.27	$40.85	$35.90	$33.14
Income (Loss) From Operations
Net investment income (loss)(1)	$0.13	$0.31	$0.28	$0.10	$(0.01)	$0.14
Net realized and unrealized gain (loss)	(0.96)	9.37	3.00	(5.68)	5.56	3.55
Total income (loss) from operations	$(0.83)	$9.68	$3.28	$(5.58)	$5.55	$3.69
Less Distributions
From net investment income	$(0.14)	$(0.33)	$(0.65)	$(0.12)	$(0.01)	$(0.17)
From net realized gain	(1.69)	—	(0.34)	(2.88)	(0.59)	(0.76)
Total distributions	$(1.83)	$(0.33)	$(0.99)	$(3.00)	$(0.60)	$(0.93)
Net asset value — End of period	$41.25	$43.91	$34.56	$32.27	$40.85	$35.90
Total Return(2)	(2.05)%(3)	28.07%	10.25%	(15.05)%	15.59%	11.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,440	$53,977	$50,105	$51,250	$67,292	$65,760
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.66%(5)	1.66%	1.68%	1.67%	1.66%	1.69%
Net expenses	1.65%(5)(6)	1.66%(6)	1.68%(6)	1.67%(6)	1.66%	1.68%
Net investment income (loss)	0.60%(5)	0.78%	0.81%	0.26%	(0.03)%	0.42%
Portfolio Turnover	84%(3)(7)	153%(7)	106%(7)	85%(7)	95%(7)	98%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Balanced Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$46.92	$36.88	$34.35	$43.28	$37.97	$34.97
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.75	$0.67	$0.50	$0.40	$0.50
Net realized and unrealized gain (loss)	(1.04)	10.02	3.20	(6.05)	5.90	3.76
Total income (loss) from operations	$(0.67)	$10.77	$3.87	$(5.55)	$6.30	$4.26
Less Distributions
From net investment income	$(0.36)	$(0.73)	$(1.00)	$(0.50)	$(0.40)	$(0.50)
From net realized gain	(1.69)	—	(0.34)	(2.88)	(0.59)	(0.76)
Total distributions	$(2.05)	$(0.73)	$(1.34)	$(3.38)	$(0.99)	$(1.26)
Net asset value — End of period	$44.20	$46.92	$36.88	$34.35	$43.28	$37.97
Total Return(2)	(1.58)%(3)	29.35%	11.37%	(14.20)%	16.75%	12.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$308,185	$288,263	$215,983	$211,957	$315,744	$212,490
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65%(5)	0.66%	0.68%	0.67%	0.66%	0.69%
Net expenses	0.64%(5)(6)	0.66%(6)	0.68%(6)	0.67%(6)	0.66%	0.68%
Net investment income	1.60%(5)	1.78%	1.81%	1.25%	0.96%	1.41%
Portfolio Turnover	84%(3)(7)	153%(7)	106%(7)	85%(7)	95%(7)	98%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Balanced Fund — Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$46.88	$36.85	$34.33	$43.27	$37.95	$34.98
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.78	$0.69	$0.57	$0.42	$0.51
Net realized and unrealized gain (loss)	(1.04)	10.00	3.19	(6.10)	5.91	3.75
Total income (loss) from operations	$(0.65)	$10.78	$3.88	$(5.53)	$6.33	$4.26
Less Distributions
From net investment income	$(0.37)	$(0.75)	$(1.02)	$(0.53)	$(0.42)	$(0.53)
From net realized gain	(1.69)	—	(0.34)	(2.88)	(0.59)	(0.76)
Total distributions	$(2.06)	$(0.75)	$(1.36)	$(3.41)	$(1.01)	$(1.29)
Net asset value — End of period	$44.17	$46.88	$36.85	$34.33	$43.27	$37.95
Total Return(2)	(1.54)%(3)	29.42%	11.42%	(14.14)%	16.82%	12.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,647	$106,400	$73,010	$51,544	$11,184	$4,298
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.60%(5)	0.61%	0.62%	0.61%	0.61%	0.65%
Net expenses	0.59%(5)(6)	0.61%(6)	0.62%(6)	0.61%(6)	0.61%	0.64%
Net investment income	1.66%(5)	1.83%	1.87%	1.51%	1.01%	1.43%
Portfolio Turnover	84%(3)(7)	153%(7)	106%(7)	85%(7)	95%(7)	98%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Bond Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.87	$13.77	$14.02	$16.91	$17.01	$16.67
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.64	$0.54	$0.35	$0.31	$0.37
Net realized and unrealized gain (loss)	(0.33)	1.10	(0.25)	(2.69)	0.12	0.50
Total income (loss) from operations	$(0.01)	$1.74	$0.29	$(2.34)	$0.43	$0.87
Less Distributions
From net investment income	$(0.32)	$(0.64)	$(0.54)	$(0.35)	$(0.32)	$(0.38)
From net realized gain	—	—	—	(0.20)	(0.21)	(0.15)
Total distributions	$(0.32)	$(0.64)	$(0.54)	$(0.55)	$(0.53)	$(0.53)
Net asset value — End of period	$14.54	$14.87	$13.77	$14.02	$16.91	$17.01
Total Return(2)	(0.02)%(3)	12.93%	2.03%	(14.15)%	2.61%	5.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$351,650	$343,120	$303,884	$305,654	$375,792	$327,252
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.75%(5)	0.75%	0.76%	0.75%	0.74%	0.76%
Net expenses	0.72%(5)(6)	0.73%(6)	0.73%(6)	0.73%(6)	0.73%	0.73%
Net investment income	4.48%(5)	4.51%	3.80%	2.21%	1.84%	2.21%
Portfolio Turnover	150%(3)(7)	320%(7)	209%(7)	122%(7)	163%(7)	153%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Bond Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.77	$13.67	$13.92	$16.79	$16.89	$16.55
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.53	$0.42	$0.22	$0.18	$0.23
Net realized and unrealized gain (loss)	(0.33)	1.09	(0.24)	(2.66)	0.12	0.50
Total income (loss) from operations	$(0.07)	$1.62	$0.18	$(2.44)	$0.30	$0.73
Less Distributions
From net investment income	$(0.26)	$(0.52)	$(0.43)	$(0.23)	$(0.19)	$(0.24)
From net realized gain	—	—	—	(0.20)	(0.21)	(0.15)
Total distributions	$(0.26)	$(0.52)	$(0.43)	$(0.43)	$(0.40)	$(0.39)
Net asset value — End of period	$14.44	$14.77	$13.67	$13.92	$16.79	$16.89
Total Return(2)	(0.44)%(3)	12.09%	1.21%	(14.83)%	1.80%	4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,117	$9,997	$9,684	$9,289	$13,768	$16,215
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.55%(5)	1.55%	1.56%	1.55%	1.54%	1.56%
Net expenses	1.52%(5)(6)	1.53%(6)	1.53%(6)	1.53%(6)	1.53%	1.53%
Net investment income	3.68%(5)	3.70%	3.00%	1.39%	1.05%	1.41%
Portfolio Turnover	150%(3)(7)	320%(7)	209%(7)	122%(7)	163%(7)	153%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Bond Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.90	$13.80	$14.05	$16.94	$17.04	$16.70
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.68	$0.57	$0.38	$0.35	$0.40
Net realized and unrealized gain (loss)	(0.33)	1.09	(0.25)	(2.68)	0.12	0.50
Total income (loss) from operations	$0.01	$1.77	$0.32	$(2.30)	$0.47	$0.90
Less Distributions
From net investment income	$(0.34)	$(0.67)	$(0.57)	$(0.39)	$(0.36)	$(0.41)
From net realized gain	—	—	—	(0.20)	(0.21)	(0.15)
Total distributions	$(0.34)	$(0.67)	$(0.57)	$(0.59)	$(0.57)	$(0.56)
Net asset value — End of period	$14.57	$14.90	$13.80	$14.05	$16.94	$17.04
Total Return(2)	0.08%(3)	13.14%	2.24%	(13.95)%	2.81%	5.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,900,462	$2,632,248	$1,882,715	$1,668,531	$1,709,504	$1,379,529
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.55%(5)	0.55%	0.56%	0.55%	0.54%	0.56%
Net expenses	0.52%(5)(6)	0.53%(6)	0.53%(6)	0.53%(6)	0.53%	0.53%
Net investment income	4.67%(5)	4.71%	4.01%	2.43%	2.04%	2.40%
Portfolio Turnover	150%(3)(7)	320%(7)	209%(7)	122%(7)	163%(7)	153%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Bond Fund — Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.88	$13.78	$14.03	$16.93	$17.03	$16.69
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.68	$0.58	$0.40	$0.36	$0.41
Net realized and unrealized gain (loss)	(0.32)	1.10	(0.25)	(2.70)	0.12	0.50
Total income (loss) from operations	$0.02	$1.78	$0.33	$(2.30)	$0.48	$0.91
Less Distributions
From net investment income	$(0.34)	$(0.68)	$(0.58)	$(0.40)	$(0.37)	$(0.42)
From net realized gain	—	—	—	(0.20)	(0.21)	(0.15)
Total distributions	$(0.34)	$(0.68)	$(0.58)	$(0.60)	$(0.58)	$(0.57)
Net asset value — End of period	$14.56	$14.88	$13.78	$14.03	$16.93	$17.03
Total Return(2)	0.18%(3)	13.23%	2.31%	(13.96)%	2.89%	5.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$728,230	$643,749	$476,333	$473,569	$321,472	$270,643
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.46%(5)	0.48%	0.48%	0.48%	0.47%	0.49%
Net expenses	0.45%(5)(6)	0.46%(6)	0.46%(6)	0.46%(6)	0.46%	0.46%
Net investment income	4.75%(5)	4.78%	4.06%	2.55%	2.11%	2.48%
Portfolio Turnover	150%(3)(7)	320%(7)	209%(7)	122%(7)	163%(7)	153%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Equity Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$85.83	$69.17	$62.23	$77.18	$63.00	$53.94
Income (Loss) From Operations
Net investment income (loss)(1)	$0.04	$0.14	$0.12	$(0.02)	$(0.04)	$0.01
Net realized and unrealized gain (loss)	(2.89)	17.89	9.03	(11.98)	16.02	10.64
Total income (loss) from operations	$(2.85)	$18.03	$9.15	$(12.00)	$15.98	$10.65
Less Distributions
From net investment income	$(0.14)	$(0.14)	$ —	$ —	$ —	$(0.02)
From net realized gain	(6.56)	(1.23)	(2.21)	(2.95)	(1.80)	(1.57)
Total distributions	$(6.70)	$(1.37)	$(2.21)	$(2.95)	$(1.80)	$(1.59)
Net asset value — End of period	$76.28	$85.83	$69.17	$62.23	$77.18	$63.00
Total Return(2)	(3.65)%(3)	26.34%	14.83%	(16.35)%	25.87%	20.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,980,134	$2,240,593	$1,996,462	$1,807,406	$2,278,654	$1,896,037
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.91%(5)	0.90%	0.91%	0.91%	0.91%	0.94%
Net expenses	0.90%(5)(6)	0.90%(6)	0.91%(6)	0.91%(6)	0.91%	0.94%
Net investment income (loss)	0.09%(5)	0.18%	0.18%	(0.03)%	(0.06)%	0.01%
Portfolio Turnover	6%(3)	9%	10%	7%	13%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Equity Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$40.10	$33.12	$31.03	$40.04	$33.61	$29.67
Income (Loss) From Operations
Net investment loss(1)	$(0.12)	$(0.21)	$(0.19)	$(0.29)	$(0.30)	$(0.22)
Net realized and unrealized gain (loss)	(1.20)	8.45	4.46	(5.89)	8.39	5.70
Total income (loss) from operations	$(1.32)	$8.24	$4.27	$(6.18)	$8.09	$5.48
Less Distributions
From net investment income	$(0.02)	$(0.03)	$ —	$ —	$ —	$ —
From net realized gain	(6.56)	(1.23)	(2.18)	(2.83)	(1.66)	(1.54)
Total distributions	$(6.58)	$(1.26)	$(2.18)	$(2.83)	$(1.66)	$(1.54)
Net asset value — End of period	$32.20	$40.10	$33.12	$31.03	$40.04	$33.61
Total Return(2)	(4.01)%(3)	25.37%	13.99%	(16.96)%	24.92%	19.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,515	$128,241	$122,005	$114,234	$149,033	$138,072
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.66%(5)	1.65%	1.66%	1.65%	1.66%	1.69%
Net expenses	1.65%(5)(6)	1.65%(6)	1.66%(6)	1.65%(6)	1.66%	1.69%
Net investment loss	(0.65)%(5)	(0.57)%	(0.57)%	(0.78)%	(0.81)%	(0.74)%
Portfolio Turnover	6%(3)	9%	10%	7%	13%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Equity Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$102.61	$82.38	$73.71	$90.83	$73.80	$62.89
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.40	$0.35	$0.19	$0.16	$0.17
Net realized and unrealized gain (loss)	(3.51)	21.35	10.71	(14.20)	18.81	12.46
Total income (loss) from operations	$(3.34)	$21.75	$11.06	$(14.01)	$18.97	$12.63
Less Distributions
From net investment income	$(0.31)	$(0.29)	$(0.17)	$(0.08)	$(0.13)	$(0.15)
From net realized gain	(6.56)	(1.23)	(2.22)	(3.03)	(1.81)	(1.57)
Total distributions	$(6.87)	$(1.52)	$(2.39)	$(3.11)	$(1.94)	$(1.72)
Net asset value — End of period	$92.40	$102.61	$82.38	$73.71	$90.83	$73.80
Total Return(2)	(3.54)%(3)	26.66%	15.12%	(16.14)%	26.19%	20.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,985,278	$3,797,446	$3,713,256	$2,895,475	$3,142,730	$2,863,128
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66%(5)	0.65%	0.66%	0.65%	0.66%	0.69%
Net expenses	0.65%(5)(6)	0.65%(6)	0.66%(6)	0.65%(6)	0.66%	0.69%
Net investment income	0.35%(5)	0.43%	0.43%	0.22%	0.19%	0.26%
Portfolio Turnover	6%(3)	9%	10%	7%	13%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Financial Highlights — continued

	Equity Fund — Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$102.33	$82.17	$73.53	$90.64	$73.67	$62.80
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.46	$0.40	$0.25	$0.23	$0.21
Net realized and unrealized gain (loss)	(3.48)	21.29	10.68	(14.16)	18.74	12.44
Total income (loss) from operations	$(3.28)	$21.75	$11.08	$(13.91)	$18.97	$12.65
Less Distributions
From net investment income	$(0.39)	$(0.36)	$(0.22)	$(0.17)	$(0.19)	$(0.21)
From net realized gain	(6.56)	(1.23)	(2.22)	(3.03)	(1.81)	(1.57)
Total distributions	$(6.95)	$(1.59)	$(2.44)	$(3.20)	$(2.00)	$(1.78)
Net asset value — End of period	$92.10	$102.33	$82.17	$73.53	$90.64	$73.67
Total Return(2)	(3.49)%(3)	26.73%	15.21%	(16.09)%	26.28%	20.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$679,139	$753,138	$675,873	$446,224	$456,674	$248,096
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59%(5)	0.58%	0.59%	0.59%	0.60%	0.63%
Net expenses	0.58%(5)(6)	0.58%(6)	0.59%(6)	0.59%(6)	0.60%	0.63%
Net investment income	0.41%(5)	0.50%	0.49%	0.29%	0.27%	0.32%
Portfolio Turnover	6%(3)	9%	10%	7%	13%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% for Balanced and Equity and 0.75% for Bond may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds' forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2025, based on the inputs used to value them:
Balanced
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$64,734,085	$ —	$64,734,085
Collateralized Mortgage Obligations	—	17,914,300	—	17,914,300
Commercial Mortgage-Backed Securities	—	46,810,465	—	46,810,465
Common Stocks	805,365,548(2)	140,506	—	805,506,054
Common Stocks - Venture Capital	—	—	1,903,774	1,903,774
Corporate Bonds	—	148,329,017	—	148,329,017
Preferred Stocks	1,312,381	—	—	1,312,381
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	10,223,429	—	10,223,429
Sovereign Government Bonds	—	4,495,568	—	4,495,568
Taxable Municipal Obligations	—	7,820,965	—	7,820,965
U.S. Government Agencies and Instrumentalities	—	1,709,075	—	1,709,075
U.S. Government Agency Mortgage-Backed Securities	—	118,121,068	—	118,121,068
U.S. Treasury Obligations	—	101,556,178	—	101,556,178
Venture Capital Limited Partnership Interests	—	—	123,998	123,998
Miscellaneous	—	74	—	74
Short-Term Investments:
Affiliated Fund	82,371,985	—	—	82,371,985
Securities Lending Collateral	15,477,095	—	—	15,477,095

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$ —	$23,862,156	$ —	$23,862,156
Total Investments	$904,527,009	$545,716,886	$2,060,964	$1,452,304,859
Forward Foreign Currency Exchange Contracts	$ —	$174	$ —	$174
Futures Contracts	740,807	—	—	740,807
Total	$905,267,816	$545,717,060	$2,060,964	$1,453,045,840
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(9,227)	$ —	$(9,227)
Futures Contracts	(174,959)	—	—	(174,959)
Total	$(174,959)	$(9,227)	$ —	$(184,186)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Bond
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$474,525,060	$ —	$474,525,060
Collateralized Mortgage Obligations	—	220,257,797	—	220,257,797
Commercial Mortgage-Backed Securities	—	325,237,250	—	325,237,250
Convertible Bonds	—	16,326,633	—	16,326,633
Corporate Bonds	—	1,175,295,628	—	1,175,295,628
Exchange-Traded Funds	5,060,500	—	—	5,060,500
High Social Impact Investments	—	8,465,290	—	8,465,290
Preferred Stocks	6,389,921	—	—	6,389,921
Senior Floating-Rate Loans	—	73,406,345	—	73,406,345
Sovereign Government Bonds	—	33,988,445	—	33,988,445
Taxable Municipal Obligations	—	41,117,801	—	41,117,801
U.S. Government Agencies and Instrumentalities	—	16,720,405	—	16,720,405
U.S. Government Agency Mortgage-Backed Securities	—	950,652,215	—	950,652,215
U.S. Treasury Obligations	—	836,919,084	—	836,919,084
Short-Term Investments:
Affiliated Fund	406,764,518	—	—	406,764,518
Securities Lending Collateral	32,660,648	—	—	32,660,648
U.S. Treasury Obligations	—	114,545,198	—	114,545,198
Total Investments	$450,875,587	$4,287,457,151	$ —	$4,738,332,738
Forward Foreign Currency Exchange Contracts	$ —	$4,207	$ —	$4,207
Futures Contracts	6,847,910	—	—	6,847,910
Total	$457,723,497	$4,287,461,358	$ —	$4,745,184,855

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(960,707)	$ —	$ —	$(960,707)
Total	$(960,707)	$ —	$ —	$(960,707)
Equity
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,511,489,166(2)	$ —	$ —	$5,511,489,166
Common Stocks - Venture Capital	—	—	201,670	201,670
Preferred Stocks - Venture Capital	—	—	574,651	574,651
Venture Capital Limited Partnership Interests	—	—	12,836,009	12,836,009
Short-Term Investments	230,603,630	—	—	230,603,630
Total Investments	$5,742,092,796	$ —	$13,612,330	$5,755,705,126

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For Balanced and Equity, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds may earn certain fees in connection with their investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses (except for Bond), other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. For Bond, net investment income and losses, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Funds generally have no right

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Funds may enter into certain loan agreements all or a portion of which may be unfunded. Each Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Schedules of Investments.
G  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
H  Forward Foreign Currency Exchange Contracts— The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared daily and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Funds may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Funds will realize a gain or loss on investments based on the price established when the Funds entered into the commitment.

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

O  Segment Reporting— During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ President acts as each Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.
P  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund’s average daily net assets and is payable monthly:
Balanced
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.385%
Over $1 billion	0.350%
Bond
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.300%
Over $1 billion	0.290%
Equity
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.500%
Over $2 billion up to and including $3 billion	0.425%
Over $3 billion	0.375%
For the six months ended March 31, 2025, the investment advisory fee for Balanced, Bond and Equity amounted to $2,644,386, $5,386,540 and $13,405,842, respectively, or 0.38% (annualized), 0.29% (annualized) and 0.42% (annualized), respectively, of each Fund's average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $62,150, $267,406 and $122,562 for Balanced, Bond and Equity, respectively, relating to each Fund's investment in the Liquidity Fund and in other affiliated funds.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of Equity to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays Atlanta Capital a portion of its investment advisory fee for sub-advisory services provided to the Fund.

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed, as a percentage of such class’s average daily net assets, the following amounts:
	Class A	Class C	Class I	Class R6
Balanced	0.93%	1.68%	0.68%	0.64%
Bond	0.73%	1.53%	0.53%	0.46%
For Balanced and Bond, the expense reimbursement agreements with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $227,690 for Bond and no expenses were waived and/or reimbursed for Balanced.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $825,441, $2,208,280 and $3,811,184 for Balanced, Bond and Equity, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee at a rate per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:
	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2025 amounted to $1,091,089, $338,619 and $2,657,806, respectively, for Class A shares and $261,816, $50,759 and $591,456, respectively, for Class C shares.
The Funds were informed that EVD received $57,248, $22,218 and $60,924 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025 in the amount of $4,355, $2,659 and $5,791 for Balanced, Bond and Equity, respectively.
For the six months ended March 31, 2025, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Balanced	Bond	Equity
Class A	$169	$306	$ —
Class C	753	177	3,255
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $66,762, $33,842 and $108,858 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities, paydowns, principal repayments on senior floating-rate loans and TBA transactions, were as follows:
	Balanced	Bond	Equity
Purchases
U.S. Government and Agency Securities	$876,591,607	$5,604,173,244	$ —
Non-U.S. Government and Agency Securities	281,506,314	646,115,465	369,481,594
Total Purchases	$1,158,097,921	$6,250,288,709	$369,481,594
Sales
U.S. Government and Agency Securities	$848,139,022	$5,353,790,959	$ —
Non-U.S. Government and Agency Securities	319,111,070	571,644,689	1,339,150,803
Total Sales	$1,167,250,092	$5,925,435,648	$1,339,150,803
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, Bond Fund, for federal income tax purposes, had deferred capital losses of $229,228,074 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $51,248,690 are short-term and $177,979,384 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2025, as determined on a federal income tax basis, were as follows:
	Balanced	Bond	Equity
Aggregate cost	$1,164,347,348	$4,775,972,321	$2,867,069,014
Gross unrealized appreciation	$322,938,149	$39,341,055	$2,975,800,206
Gross unrealized depreciation	(34,423,843)	(71,089,228)	(87,164,094)
Net unrealized appreciation (depreciation)	$288,514,306	$(31,748,173)	$2,888,636,112
5  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2025 is included in each Fund’s Schedule of Investments. At March 31, 2025, Balanced and Bond had sufficient cash and/or securities to cover commitments under these contracts. At March 31, 2025, there were no obligations outstanding under these financial instruments for Equity.

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing their investment objectives, Balanced and Bond are subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2025, Balanced and Bond entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the six months ended March 31, 2025, Balanced and Bond entered into futures contracts to hedge interest rate risk and to manage duration.
Balanced and Bond enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2025, for Balanced, the fair value of derivatives with credit-related contingent features in a net liability position was $9,227. At March 31, 2025, there were no assets pledged by Balanced for such liability.
The over-the-counter (OTC) derivatives in which Balanced and Bond invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Balanced
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$174	$(9,227)
Interest rate	Futures contracts	Distributable earnings	740,807(1)	(174,959)(1)
Total			$740,981	$(184,186)
Derivatives not subject to master netting agreements			$740,807	$(174,959)
Total Derivatives subject to master netting agreements			$174	$(9,227)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Bond
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$4,207	$ —
Interest rate	Futures contracts	Accumulated loss	6,847,910(1)	(960,707)(1)
Total			$6,852,117	$(960,707)
Derivatives not subject to master netting agreements			$6,847,910	$(960,707)
Total Derivatives subject to master netting agreements			$4,207	$ —

(1)	Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Balanced and Bond's derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for such assets and pledged by each Fund for such liabilities as of March 31, 2025.
Balanced
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$174	$(174)	$ —	$ —	$ —
Balanced
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
BNP Paribas	$(9,227)	$174	$ —	$ —	$(9,053)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Bond
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$4,207	$ —	$ —	$ —	$4,207

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2025 was as follows:
Balanced
Statements of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$20,808	$ —	$20,808
Futures contracts	—	(2,327,054)	(2,327,054)
Total	$20,808	$(2,327,054)	$(2,306,246)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$(3,061)	$ —	$(3,061)
Futures contracts	—	502,735	502,735
Total	$(3,061)	$502,735	$499,674
Bond
Statements of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$197,677	$ —	$197,677
Futures contracts	—	(27,421,488)	(27,421,488)
Total	$197,677	$(27,421,488)	$(27,223,811)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$60,383	$ —	$60,383
Futures contracts	—	5,374,215	5,374,215
Total	$60,383	$5,374,215	$5,434,598
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
	Balanced	Bond
Futures contracts — long	$131,570,000	$1,167,691,000
Futures contracts — short	$11,078,000	$62,911,000
Forward foreign currency exchange contracts*	$343,000	$3,802,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:
	Balanced	Bond
Securities on Loan	$15,363,848	$37,933,154
Collateral Received:
Cash	15,477,095	32,660,648
U.S. government and/or agencies securities	619,109	6,040,443
Total Collateral Received	$16,096,204	$38,701,091
Equity did not have any securities on loan at March 31, 2025.
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
Balanced	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$11,622,832	$ —	$ —	$ —	$11,622,832
Corporate Bonds	3,854,263	—	—	—	3,854,263
Total	$15,477,095	$ —	$ —	$ —	$15,477,095

Bond	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$778,120	$ —	$ —	$ —	$778,120
Corporate Bonds	31,882,528	—	—	—	31,882,528
Total	$32,660,648	$ —	$ —	$ —	$32,660,648
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2025 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Balanced, Bond and Equity had no borrowings pursuant to their line of credit during the six months ended March 31, 2025.
8  Affiliated Investments
During the six months ended March 31, 2025, Bond invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
Also, a Fund may invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2025, the value of each Fund’s investment in the Notes and affiliated companies and in funds that may be deemed to be affiliated was $82,373,695, $420,290,308 and $230,603,630 for Balanced, Bond and Equity, respectively, which represents 6.1%, 10.5% and 4.0% of net assets for Balanced, Bond and Equity, respectively. Transactions in such investments by the Funds for the six months ended March 31, 2025 were as follows:
Balanced
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
GEEMF Partners LP(1)(2)(3)	$ 1,566	$ —	$ —	$ —	$ 144	$ 1,710	$ —	—
Short-Term Investments
Liquidity Fund	48,316,470	208,776,992	(174,721,477)	—	—	82,371,985	1,859,305	82,371,985
Total				$ —	$ 144	$ 82,373,695	$1,859,305

(1)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(2)	Non-income producing security.
(3)	Restricted security.
Bond
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,382,900	$ 2,693,460	$ —	$ —	$ (15,860)	$ 5,060,500	$ 70,381	100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	5,068,950	—	—	—	(85,600)	4,983,350	125,000	5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	3,552,710	—	—	—	(70,770)	3,481,940	87,500	3,500,000

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund	$181,877,046	$964,563,122	$(739,675,650)	$ —	$ —	$406,764,518	$7,940,469	406,764,518
Total				$ —	$(172,230)	$420,290,308	$8,223,350

(1)	Restricted security.
Equity
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$195,144,544	$770,919,550	$(735,460,464)	$ —	$ —	$230,603,630	$3,715,742	230,603,630
9  Capital Shares
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Balanced
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	977,732	$44,389,387	1,374,454	$57,105,167
Reinvestment of distributions	837,086	37,453,736	277,684	11,826,965
Shares redeemed	(1,288,902)	(58,168,811)	(2,249,809)	(91,789,801)
Net increase (decrease)	525,916	$23,674,312	(597,671)	$(22,857,669)
Class C
Shares sold	87,123	$3,798,835	150,298	$5,926,458
Reinvestment of distributions	48,181	2,067,355	9,990	406,200
Shares redeemed	(214,441)	(9,326,456)	(380,864)	(15,070,430)
Net decrease	(79,137)	$(3,460,266)	(220,576)	$(8,737,772)
Class I
Shares sold	1,274,766	$59,631,870	1,250,923	$53,513,519
Reinvestment of distributions	281,067	12,897,632	95,212	4,162,617
Shares redeemed	(727,793)	(33,969,807)	(1,059,199)	(44,832,660)
Net increase	828,040	$38,559,695	286,936	$12,843,476

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares sold	592,974	$27,766,276	718,461	$30,352,771
Reinvestment of distributions	111,403	5,107,896	36,752	1,607,606
Shares redeemed	(287,793)	(13,359,552)	(466,955)	(19,632,614)
Net increase	416,584	$19,514,620	288,258	$12,327,763
Bond
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,726,346	$39,479,046	4,784,859	$68,604,114
Reinvestment of distributions	501,774	7,262,460	959,716	13,756,690
Shares redeemed	(2,119,918)	(30,652,859)	(4,744,723)	(67,510,555)
Net increase	1,108,202	$16,088,647	999,852	$14,850,249
Class C
Shares sold	107,990	$1,556,881	203,028	$2,898,573
Reinvestment of distributions	12,860	184,836	24,446	347,721
Shares redeemed	(97,251)	(1,392,908)	(258,824)	(3,678,746)
Net increase (decrease)	23,599	$348,809	(31,350)	$(432,452)
Class I
Shares sold	46,164,689	$669,783,336	83,057,467	$1,193,091,497
Reinvestment of distributions	4,169,593	60,472,633	6,980,941	100,351,468
Shares redeemed	(27,931,422)	(404,363,037)	(49,859,450)	(711,497,439)
Net increase	22,402,860	$325,892,932	40,178,958	$581,945,526
Class R6
Shares sold	10,241,181	$148,366,254	14,780,355	$211,261,269
Reinvestment of distributions	768,423	11,135,719	1,276,719	18,329,725
Shares redeemed	(4,228,370)	(61,172,161)	(7,373,979)	(105,598,556)
Net increase	6,781,234	$98,329,812	8,683,095	$123,992,438

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Equity
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	649,827	$52,074,267	1,383,093	$107,883,771
Reinvestment of distributions	2,000,204	159,336,245	478,596	36,306,282
Shares redeemed	(2,797,657)	(224,011,275)	(4,621,585)	(361,852,705)
Net decrease	(147,626)	$(12,600,763)	(2,759,896)	$(217,662,652)
Class C
Shares sold	140,739	$4,881,856	278,524	$10,181,016
Reinvestment of distributions	555,017	18,709,631	114,314	4,076,421
Shares redeemed	(617,142)	(21,155,065)	(879,050)	(32,426,257)
Net increase (decrease)	78,614	$2,436,422	(486,212)	$(18,168,820)
Class I
Shares sold	1,903,473	$184,660,211	6,261,542	$579,826,267
Reinvestment of distributions	2,295,108	221,317,273	660,004	59,737,009
Shares redeemed	(8,901,544)	(864,181,876)	(14,988,575)	(1,390,275,831)
Net decrease	(4,702,963)	$(458,204,392)	(8,067,029)	$(750,712,555)
Class R6
Shares sold	811,567	$78,481,955	1,765,481	$161,545,308
Reinvestment of distributions	427,928	41,115,282	117,788	10,626,876
Shares redeemed	(1,224,895)	(118,042,576)	(2,748,793)	(256,693,011)
Net increase (decrease)	14,600	$1,554,661	(865,524)	$(84,520,827)
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $68,090 and $416,519 for Balanced and Equity, respectively, at March 31, 2025. Balanced and Equity had sufficient cash and/or securities to cover these commitments.
Unfunded capital commitments by investment at March 31, 2025 were as follows:
Balanced
Name of Investment	Unfunded Commitment
First Analysis Private Equity Fund IV LP	$60,000
Learn Capital Venture Partners III LP	8,090
Total	$68,090

Calvert
Social Investment Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Equity
Name of Investment	Unfunded Commitment
Adobe Capital Social Mezzanine I LP	$75
Arborview Capital Partners LP	3,929
Bridges Ventures U.S. Sustainable Growth Fund LP	62,422
Core Innovations Capital I LP	51,766
Cross Culture Ventures I LP	11,248
First Analysis Private Equity Fund V LP	18,302
Impact Ventures II LP	9,632
LeapFrog Financial Inclusion Fund	78,436
New Markets Education Partner LP	51,800
New Markets Venture Partners II LP	25,000
Owl Ventures LP	10,000
Westly Capital Partners Fund II LP	93,909
Total	$416,519

CSI-NCSR 3.31.25

Calvert
Asset Allocation Funds
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

Conservative Allocation    •    Moderate Allocation    •    Growth Allocation

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Asset Allocation Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Conservative Allocation Fund
March 31, 2025
Schedule of Investments (Unaudited)

Mutual Funds — 99.5%(1)

Security	Shares	Value
Equity Funds — 37.0%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	92,668	$ 3,277,663
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	212,983	6,589,692
Calvert US Large-Cap Core Responsible Index Fund, Class R6	484,130	23,170,474
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	148,929	9,221,708
Calvert US Large-Cap Value Responsible Index Fund, Class R6	282,866	9,147,884
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	67,936	2,699,113
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	73,814	6,798,294
Calvert Focused Value Fund, Class R6	500,680	5,682,714
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	453,114	5,455,491
Calvert Emerging Markets Equity Fund, Class R6	101,374	1,793,297
Calvert International Equity Fund, Class R6	260,704	6,418,520
Calvert International Opportunities Fund, Class R6	215,712	3,548,469
Calvert Mid-Cap Fund, Class I	25,197	1,138,897
		$84,942,216
Income Funds — 62.5%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	985,832	$14,452,304
Calvert Floating-Rate Advantage Fund, Class R6	870,825	7,671,965
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,316,319	62,845,611
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,768,033	27,917,239
Calvert High Yield Bond Fund, Class R6	244,511	5,929,402
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,666,764	$ 16,300,953
Calvert Short Duration Income Fund, Class R6	191,223	3,025,140
Calvert Ultra-Short Duration Income Fund, Class R6	544,903	5,394,536
		$143,537,150
Total Mutual Funds (identified cost $217,038,520)		$228,479,366

Short-Term Investments — 0.0%†

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	9,091	$ 9,091
Total Short-Term Investments (identified cost $9,091)		$ 9,091
Total Investments — 99.5% (identified cost $217,047,611)		$228,488,457

Other Assets, Less Liabilities — 0.5%	$ 1,076,259
Net Assets — 100.0%	$229,564,716

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 7).
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	55	Long	6/30/25	$5,948,594	$86,738
U.S. Long Treasury Bond	69	Long	6/18/25	8,092,406	166,946
U.S. Ultra-Long Treasury Bond	33	Long	6/18/25	4,034,250	82,936
					$336,620
1
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2025
Schedule of Investments (Unaudited)

Mutual Funds — 100.4%(1)

Security	Shares	Value
Equity Funds — 69.2%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	256,004	$ 9,054,852
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	599,220	18,539,857
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,405,686	67,276,125
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	465,518	28,824,852
Calvert US Large-Cap Value Responsible Index Fund, Class R6	764,720	24,731,033
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	202,587	8,048,769
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	204,547	18,838,826
Calvert Focused Value Fund, Class R6	1,746,817	19,826,376
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,335,565	16,080,198
Calvert Emerging Markets Equity Fund, Class R6	450,309	7,965,969
Calvert International Equity Fund, Class R6	894,692	22,027,324
Calvert International Opportunities Fund, Class R6	656,728	10,803,179
Calvert Mid-Cap Fund, Class I	83,450	3,771,948
		$255,789,308
Income Funds — 31.2%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	817,436	$11,983,616
Calvert Floating-Rate Advantage Fund, Class R6	1,001,968	8,827,336
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,352,191	48,807,896
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,069,429	16,886,284
Calvert High Yield Bond Fund, Class R6	202,517	4,911,047
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,536,231	$ 15,024,338
Calvert Short Duration Income Fund, Class R6	254,477	4,025,834
Calvert Ultra-Short Duration Income Fund, Class R6	502,638	4,976,115
		$115,442,466
Total Mutual Funds (identified cost $313,494,375)		$371,231,774

Short-Term Investments — 0.0%†

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	8,942	$ 8,942
Total Short-Term Investments (identified cost $8,942)		$ 8,942
Total Investments — 100.4% (identified cost $313,503,317)		$371,240,716

Other Assets, Less Liabilities — (0.4)%	$ (1,357,977)
Net Assets — 100.0%	$369,882,739

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 7).
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	7	Long	6/30/25	$1,450,203	$8,961
U.S. 5-Year Treasury Note	49	Long	6/30/25	5,299,656	77,276
U.S. 10-Year Treasury Note	15	Long	6/18/25	1,668,281	30,570
U.S. Long Treasury Bond	44	Long	6/18/25	5,160,375	106,458
U.S. Ultra 10-Year Treasury Note	37	Long	6/18/25	4,222,625	85,273
U.S. Ultra-Long Treasury Bond	26	Long	6/18/25	3,178,500	65,343
					$373,881
2
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2025
Schedule of Investments (Unaudited)

Mutual Funds — 100.2%(1)

Security	Shares	Value
Equity Funds — 95.4%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	279,240	$ 9,876,709
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	886,363	27,424,073
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,715,053	82,082,429
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	565,389	35,008,882
Calvert US Large-Cap Value Responsible Index Fund, Class R6	908,227	29,372,077
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	247,328	9,826,329
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	297,245	27,376,256
Calvert Focused Value Fund, Class R6	1,887,777	21,426,266
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,761,051	21,203,051
Calvert Emerging Markets Equity Fund, Class R6	665,860	11,779,075
Calvert International Equity Fund, Class R6	1,069,412	26,328,940
Calvert International Opportunities Fund, Class R6	811,083	13,342,312
Calvert Mid-Cap Fund, Class I	75,834	3,427,703
		$318,474,102
Income Funds — 4.8%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	204,638	$1,802,859
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	251,969	3,668,671
The Calvert Fund:
Calvert Core Bond Fund, Class I	349,887	5,524,720
Calvert High Yield Bond Fund, Class R6	73,787	1,789,334
Calvert Mortgage Access Fund, Class I	346,231	3,386,136
		$16,171,720
Total Mutual Funds (identified cost $267,014,133)		$334,645,822

Short-Term Investments — 0.0%†

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	2,828	$ 2,828
Total Short-Term Investments (identified cost $2,828)		$ 2,828
Total Investments — 100.2% (identified cost $267,016,961)		$334,648,650

Other Assets, Less Liabilities — (0.2)%	$ (774,223)
Net Assets — 100.0%	$333,874,427

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 7).
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	9	Long	6/30/25	$973,406	$14,193
U.S. 10-Year Treasury Note	27	Long	6/18/25	3,002,907	55,026
U.S. Long Treasury Bond	13	Long	6/18/25	1,524,656	31,454
U.S. Ultra 10-Year Treasury Note	11	Long	6/18/25	1,255,375	25,351
U.S. Ultra-Long Treasury Bond	15	Long	6/18/25	1,833,750	37,698
					$163,722
3
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Statements of Assets and Liabilities (Unaudited)

	March 31, 2025
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Assets
Investments in securities of affiliated issuers, at value (identified cost $217,047,611, $313,503,317 and $267,016,961, respectively)	$228,488,457	$371,240,716	$334,648,650
Receivable for variation margin on open futures contracts	25,610	21,735	10,206
Deposits at broker for futures contracts	1,394,000	1,428,825	295,275
Receivable for capital shares sold	480,298	71,347	307,324
Dividends receivable - affiliated	616,582	508,960	68,401
Trustees' deferred compensation plan	123,296	181,117	97,599
Total assets	$231,128,243	$373,452,700	$335,427,455
Liabilities
Payable for line of credit	$610,000	$2,520,000	$960,000
Payable for investments purchased	616,483	508,917	66,173
Payable for capital shares redeemed	99,469	173,900	247,018
Payable to affiliates:
Distribution and service fees	44,638	74,945	69,634
Sub-transfer agency fee	7,938	15,420	13,505
Trustees' deferred compensation plan	123,296	181,117	97,599
Other	—	—	5,104
Accrued expenses	61,703	95,662	93,995
Total liabilities	$1,563,527	$3,569,961	$1,553,028
Net Assets	$229,564,716	$369,882,739	$333,874,427
Sources of Net Assets
Paid-in capital	$223,118,243	$309,723,398	$262,025,201
Distributable earnings	6,446,473	60,159,341	71,849,226
Net Assets	$229,564,716	$369,882,739	$333,874,427
Class A Shares
Net Assets	$166,435,138	$272,534,320	$259,202,032
Shares Outstanding	9,342,841	12,583,103	9,876,244
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.81	$21.66	$26.25
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$18.80	$22.86	$27.70
Class C Shares
Net Assets	$10,624,054	$18,066,747	$15,592,630
Shares Outstanding	604,355	895,451	729,629
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$17.58	$20.18	$21.37
Class I Shares
Net Assets	$49,809,271	$78,411,268	$57,781,314
Shares Outstanding	2,793,932	3,615,815	2,188,899
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.83	$21.69	$26.40
4
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2025
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Class R6 Shares
Net Assets	$2,696,253	$870,404	$1,298,451
Shares Outstanding	151,253	40,159	49,216
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.83	$21.67	$26.38

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2025
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Investment Income
Dividend income - affiliated issuers	$4,922,721	$6,674,135	$4,861,170
Interest income	31,220	31,973	6,772
Total investment income	$4,953,941	$6,706,108	$4,867,942
Expenses
Distribution and service fees:
Class A	$212,188	$357,901	$338,775
Class C	58,187	101,288	83,408
Trustees' fees and expenses	6,365	10,547	9,477
Custodian fees	1,488	2,202	2,020
Transfer agency fees and expenses	112,432	186,487	189,338
Accounting fees	13,329	22,478	19,014
Professional fees	21,916	22,896	22,014
Registration fees	35,747	38,370	36,168
Reports to shareholders	9,398	17,882	22,380
Interest expense and fees	14,835	22,964	3,859
Miscellaneous	7,110	11,261	11,333
Total expenses	$492,995	$794,276	$737,786
Waiver and/or reimbursement of expenses by affiliates	$(299)	$(557)	$(2,725)
Net expenses	$492,696	$793,719	$735,061
Net investment income	$4,461,245	$5,912,389	$4,132,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - affiliated issuers	$606,868	$1,827,815	$3,680,645
Futures contracts	(1,411,874)	(1,372,519)	(597,715)
Capital gains distributions received - affiliated issuers	1,366,309	4,014,508	4,963,990
Net realized gain	$561,303	$4,469,804	$8,046,920
Change in unrealized appreciation (depreciation):
Investment securities - affiliated issuers	$(8,866,491)	$(20,139,634)	$(24,651,106)
Futures contracts	387,035	398,089	172,294
Net change in unrealized appreciation (depreciation)	$(8,479,456)	$(19,741,545)	$(24,478,812)
Net realized and unrealized loss	$(7,918,153)	$(15,271,741)	$(16,431,892)
Net decrease in net assets from operations	$(3,456,908)	$(9,359,352)	$(12,299,011)
6
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,461,245	$5,912,389	$4,132,881
Net realized gain	561,303	4,469,804	8,046,920
Net change in unrealized appreciation (depreciation)	(8,479,456)	(19,741,545)	(24,478,812)
Net decrease in net assets from operations	$(3,456,908)	$(9,359,352)	$(12,299,011)
Distributions to shareholders:
Class A	$(3,176,529)	$(6,118,378)	$(6,551,737)
Class C	(171,562)	(387,357)	(378,623)
Class I	(995,939)	(1,876,418)	(1,606,935)
Class R6	(86,644)	(19,806)	(35,826)
Total distributions to shareholders	$(4,430,674)	$(8,401,959)	$(8,573,121)
Capital share transactions:
Class A	$(5,186,171)	$(9,549,638)	$(1,301,710)
Class C	(1,783,140)	(2,645,641)	(579,783)
Class I	(1,063,218)	(2,587,871)	(2,825,190)
Class R6	(1,520,262)	21,320	90,944
Net decrease in net assets from capital share transactions	$(9,552,791)	$(14,761,830)	$(4,615,739)
Net decrease in net assets	$(17,440,373)	$(32,523,141)	$(25,487,871)
Net Assets
At beginning of period	$247,005,089	$402,405,880	$359,362,298
At end of period	$229,564,716	$369,882,739	$333,874,427
7
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,404,555	$9,047,460	$4,515,673
Net realized gain	500,652	1,520,851	1,344,230
Net change in unrealized appreciation (depreciation)	32,100,708	69,761,725	74,784,657
Net increase in net assets from operations	$41,005,915	$80,330,036	$80,644,560
Distributions to shareholders:
Class A	$(5,929,645)	$(17,663,850)	$(10,690,488)
Class C	(389,462)	(1,427,525)	(765,851)
Class I	(1,905,458)	(5,100,087)	(3,219,646)
Class R6	(102,429)	(85,944)	(27,841)
Total distributions to shareholders	$(8,326,994)	$(24,277,406)	$(14,703,826)
Capital share transactions:
Class A	$(20,140,995)	$(9,843,156)	$143,633
Class C	(5,888,948)	(5,485,249)	(1,673,173)
Class I	(8,025,440)	(2,639,471)	(12,630,882)
Class R6	3,823,142	(354,634)	596,288
Net decrease in net assets from capital share transactions	$(30,232,241)	$(18,322,510)	$(13,564,134)
Net increase in net assets	$2,446,680	$37,730,120	$52,376,600
Net Assets
At beginning of year	$244,558,409	$364,675,760	$306,985,698
At end of year	$247,005,089	$402,405,880	$359,362,298
8
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights

	Conservative Allocation Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.41	$16.10	$15.71	$19.63	$18.34	$17.57
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.59	$0.52	$0.29	$0.25	$0.30
Net realized and unrealized gain (loss)	(0.60)	2.32	0.40	(3.33)	1.80	1.17
Total income (loss) from operations	$(0.26)	$2.91	$0.92	$(3.04)	$2.05	$1.47
Less Distributions
From net investment income	$(0.34)	$(0.60)	$(0.53)	$(0.39)	$(0.29)	$(0.32)
From net realized gain	—	—	—	(0.49)	(0.47)	(0.38)
Total distributions	$(0.34)	$(0.60)	$(0.53)	$(0.88)	$(0.76)	$(0.70)
Net asset value — End of period	$17.81	$18.41	$16.10	$15.71	$19.63	$18.34
Total Return(2)	(1.40)%(3)	18.27%	5.85%	(16.18)%	11.37%	8.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$166,435	$177,269	$174,111	$178,332	$211,702	$177,060
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.44%(6)	0.43%	0.43%	0.41%	0.40%	0.41%
Net expenses(5)	0.44%(6)(7)	0.43%(7)	0.43%(7)	0.41%(7)	0.40%	0.41%
Net investment income	3.75%(6)	3.43%	3.15%	1.62%	1.28%	1.70%
Portfolio Turnover	14%(3)	13%	43%	20%	23%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Conservative Allocation Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.17	$15.89	$15.51	$19.39	$18.11	$17.36
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.46	$0.39	$0.16	$0.10	$0.17
Net realized and unrealized gain (loss)	(0.59)	2.28	0.39	(3.30)	1.80	1.15
Total income (loss) from operations	$(0.32)	$2.74	$0.78	$(3.14)	$1.90	$1.32
Less Distributions
From net investment income	$(0.27)	$(0.46)	$(0.40)	$(0.25)	$(0.15)	$(0.19)
From net realized gain	—	—	—	(0.49)	(0.47)	(0.38)
Total distributions	$(0.27)	$(0.46)	$(0.40)	$(0.74)	$(0.62)	$(0.57)
Net asset value — End of period	$17.58	$18.17	$15.89	$15.51	$19.39	$18.11
Total Return(2)	(1.75)%(3)	17.41%	5.04%	(16.83)%	10.62%	7.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,624	$12,798	$16,702	$19,096	$27,062	$29,017
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.19%(6)	1.18%	1.18%	1.16%	1.15%	1.15%
Net expenses(5)	1.19%(6)(7)	1.18%(7)	1.18%(7)	1.16%(7)	1.15%	1.15%
Net investment income	3.02%(6)	2.72%	2.40%	0.87%	0.54%	0.97%
Portfolio Turnover	14%(3)	13%	43%	20%	23%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Conservative Allocation Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.43	$16.11	$15.72	$19.65	$18.35	$17.58
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.64	$0.57	$0.34	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.60)	2.32	0.39	(3.35)	1.82	1.18
Total income (loss) from operations	$(0.24)	$2.96	$0.96	$(3.01)	$2.11	$1.52
Less Distributions
From net investment income	$(0.36)	$(0.64)	$(0.57)	$(0.43)	$(0.34)	$(0.37)
From net realized gain	—	—	—	(0.49)	(0.47)	(0.38)
Total distributions	$(0.36)	$(0.64)	$(0.57)	$(0.92)	$(0.81)	$(0.75)
Net asset value — End of period	$17.83	$18.43	$16.11	$15.72	$19.65	$18.35
Total Return(2)	(1.28)%(3)	18.61%	6.11%	(16.00)%	11.70%	8.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,809	$52,566	$53,435	$60,616	$62,269	$39,770
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.19%(6)	0.18%	0.18%	0.16%	0.15%	0.16%
Net expenses(5)	0.19%(6)(7)	0.18%(7)	0.18%(7)	0.16%(7)	0.15%	0.16%
Net investment income	4.01%(6)	3.68%	3.40%	1.85%	1.51%	1.93%
Portfolio Turnover	14%(3)	13%	43%	20%	23%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Conservative Allocation Fund — Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$18.43	$16.11	$15.72	$18.86
Income (Loss) From Operations
Net investment income(2)	$0.37	$0.60	$0.57	$0.24
Net realized and unrealized gain (loss)	(0.60)	2.37	0.40	(3.16)
Total income (loss) from operations	$(0.23)	$2.97	$0.97	$(2.92)
Less Distributions
From net investment income	$(0.37)	$(0.65)	$(0.58)	$(0.22)
Total distributions	$(0.37)	$(0.65)	$(0.58)	$(0.22)
Net asset value — End of period	$17.83	$18.43	$16.11	$15.72
Total Return(3)	(1.25)%(4)	18.70%	6.18%	(15.54)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,696	$4,372	$310	$100
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.13%(7)	0.11%	0.11%	0.11%(7)
Net expenses(6)	0.13%(7)(8)	0.11%(8)	0.11%(8)	0.11%(7)(8)
Net investment income	4.15%(7)	3.39%	3.44%	2.15%(7)
Portfolio Turnover	14%(4)	13%	43%	20%(4)(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
(9)	For the year ended September 30, 2022.
12
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Moderate Allocation Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$22.69	$19.60	$18.31	$23.50	$20.66	$19.49
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.49	$0.48	$0.28	$0.22	$0.26
Net realized and unrealized gain (loss)	(0.88)	3.95	1.29	(4.26)	3.54	1.73
Total income (loss) from operations	$(0.54)	$4.44	$1.77	$(3.98)	$3.76	$1.99
Less Distributions
From net investment income	$(0.35)	$(0.50)	$(0.48)	$(0.44)	$(0.25)	$(0.26)
From net realized gain	(0.14)	(0.85)	—	(0.77)	(0.67)	(0.56)
Total distributions	$(0.49)	$(1.35)	$(0.48)	$(1.21)	$(0.92)	$(0.82)
Net asset value — End of period	$21.66	$22.69	$19.60	$18.31	$23.50	$20.66
Total Return(2)	(2.44)%(3)	23.39%	9.72%	(17.91)%	18.53%	10.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$272,534	$295,140	$264,282	$254,243	$312,287	$259,726
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.42%(6)	0.41%	0.41%	0.40%	0.39%	0.41%
Net expenses(5)	0.42%(6)(7)	0.41%(7)	0.41%(7)	0.40%(7)	0.39%	0.41%
Net investment income	3.02%(6)	2.35%	2.41%	1.29%	0.98%	1.32%
Portfolio Turnover	18%(3)	19%	41%	18%	26%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Moderate Allocation Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$21.17	$18.37	$17.19	$22.14	$19.56	$18.52
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.32	$0.32	$0.11	$0.05	$0.11
Net realized and unrealized gain (loss)	(0.82)	3.68	1.20	(3.98)	3.33	1.64
Total income (loss) from operations	$(0.58)	$4.00	$1.52	$(3.87)	$3.38	$1.75
Less Distributions
From net investment income	$(0.27)	$(0.35)	$(0.34)	$(0.31)	$(0.13)	$(0.15)
From net realized gain	(0.14)	(0.85)	—	(0.77)	(0.67)	(0.56)
Total distributions	$(0.41)	$(1.20)	$(0.34)	$(1.08)	$(0.80)	$(0.71)
Net asset value — End of period	$20.18	$21.17	$18.37	$17.19	$22.14	$19.56
Total Return(2)	(2.80)%(3)	22.47%	8.89%	(18.50)%	17.60%	9.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,067	$21,649	$23,909	$26,149	$36,398	$34,674
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.17%(6)	1.16%	1.16%	1.15%	1.14%	1.16%
Net expenses(5)	1.17%(6)(7)	1.16%(7)	1.16%(7)	1.15%(7)	1.14%	1.16%
Net investment income	2.28%(6)	1.65%	1.70%	0.54%	0.24%	0.59%
Portfolio Turnover	18%(3)	19%	41%	18%	26%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Moderate Allocation Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$22.72	$19.63	$18.33	$23.52	$20.68	$19.51
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.55	$0.53	$0.33	$0.28	$0.30
Net realized and unrealized gain (loss)	(0.88)	3.94	1.31	(4.25)	3.54	1.74
Total income (loss) from operations	$(0.52)	$4.49	$1.84	$(3.92)	$3.82	$2.04
Less Distributions
From net investment income	$(0.37)	$(0.55)	$(0.54)	$(0.50)	$(0.31)	$(0.31)
From net realized gain	(0.14)	(0.85)	—	(0.77)	(0.67)	(0.56)
Total distributions	$(0.51)	$(1.40)	$(0.54)	$(1.27)	$(0.98)	$(0.87)
Net asset value — End of period	$21.69	$22.72	$19.63	$18.33	$23.52	$20.68
Total Return(2)	(2.31)%(3)	23.65%	10.05%	(17.69)%	18.80%	10.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,411	$84,727	$75,426	$67,288	$90,643	$58,212
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.17%(6)	0.16%	0.16%	0.15%	0.14%	0.16%
Net expenses(5)	0.17%(6)(7)	0.16%(7)	0.16%(7)	0.15%(7)	0.14%	0.16%
Net investment income	3.27%(6)	2.61%	2.65%	1.54%	1.22%	1.51%
Portfolio Turnover	18%(3)	19%	41%	18%	26%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Moderate Allocation Fund — Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$22.70	$19.62	$18.33	$22.51
Income (Loss) From Operations
Net investment income(2)	$0.36	$0.55	$0.41	$0.16
Net realized and unrealized gain (loss)	(0.87)	3.94	1.43	(4.18)
Total income (loss) from operations	$(0.51)	$4.49	$1.84	$(4.02)
Less Distributions
From net investment income	$(0.38)	$(0.56)	$(0.55)	$(0.16)
From net realized gain	(0.14)	(0.85)	—	—
Total distributions	$(0.52)	$(1.41)	$(0.55)	$(0.16)
Net asset value — End of period	$21.67	$22.70	$19.62	$18.33
Total Return(3)	(2.29)%(4)	23.68%	10.05%	(17.90)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$870	$889	$1,058	$16
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.11%(7)	0.11%	0.10%	0.09%(7)
Net expenses(6)	0.11%(7)(8)	0.11%(8)	0.10%(8)	0.09%(7)(8)
Net investment income	3.27%(7)	2.64%	2.02%	1.17%(7)
Portfolio Turnover	18%(4)	19%	41%	18%(4)(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
(9)	For the year ended September 30, 2022.
16
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Growth Allocation Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$27.88	$22.90	$20.68	$27.07	$22.15	$20.38
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.33	$0.34	$0.21	$0.11	$0.18
Net realized and unrealized gain (loss)	(1.28)	5.73	2.50	(5.65)	5.63	2.35
Total income (loss) from operations	$(0.96)	$6.06	$2.84	$(5.44)	$5.74	$2.53
Less Distributions
From net investment income	$(0.36)	$(0.37)	$(0.29)	$(0.49)	$(0.12)	$(0.20)
From net realized gain	(0.31)	(0.71)	(0.33)	(0.46)	(0.70)	(0.56)
Total distributions	$(0.67)	$(1.08)	$(0.62)	$(0.95)	$(0.82)	$(0.76)
Net asset value — End of period	$26.25	$27.88	$22.90	$20.68	$27.07	$22.15
Total Return(2)	(3.55)%(3)	27.17%	13.83%	(20.97)%	26.32%	12.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$259,202	$276,578	$226,573	$190,453	$224,233	$157,659
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.43%(6)	0.45%(7)	0.46%	0.44%	0.44%	0.47%
Net expenses(5)	0.43%(6)(8)	0.44%(7)(8)	0.43%(8)	0.43%(8)	0.43%	0.43%
Net investment income	2.35%(6)	1.30%	1.47%	0.84%	0.43%	0.87%
Portfolio Turnover	16%(3)	23%	37%	9%	17%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022, respectively).
17
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Growth Allocation Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$22.76	$18.87	$17.15	$22.61	$18.63	$17.26
Income (Loss) From Operations
Net investment income (loss)(1)	$0.18	$0.13	$0.15	$0.02	$(0.06)	$0.02
Net realized and unrealized gain (loss)	(1.06)	4.69	2.06	(4.69)	4.72	1.98
Total income (loss) from operations	$(0.88)	$4.82	$2.21	$(4.67)	$4.66	$2.00
Less Distributions
From net investment income	$(0.20)	$(0.22)	$(0.16)	$(0.33)	$ —	$(0.07)
From net realized gain	(0.31)	(0.71)	(0.33)	(0.46)	(0.68)	(0.56)
Total distributions	$(0.51)	$(0.93)	$(0.49)	$(0.79)	$(0.68)	$(0.63)
Net asset value — End of period	$21.37	$22.76	$18.87	$17.15	$22.61	$18.63
Total Return(2)	(3.92)%(3)	26.26%	12.96%	(21.54)%	25.38%	11.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,593	$17,199	$15,796	$16,129	$18,612	$16,419
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.18%(6)	1.20%(7)	1.21%	1.19%	1.19%	1.22%
Net expenses(5)	1.18%(6)(8)	1.19%(7)(8)	1.18%(8)	1.18%(8)	1.18%	1.18%
Net investment income (loss)	1.63%(6)	0.61%	0.76%	0.11%	(0.28)%	0.13%
Portfolio Turnover	16%(3)	23%	37%	9%	17%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022, respectively).
18
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Growth Allocation Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$28.07	$23.04	$20.80	$27.23	$22.27	$20.48
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.42	$0.40	$0.25	$0.14	$0.21
Net realized and unrealized gain (loss)	(1.30)	5.75	2.52	(5.66)	5.69	2.39
Total income (loss) from operations	$(0.94)	$6.17	$2.92	$(5.41)	$5.83	$2.60
Less Distributions
From net investment income	$(0.42)	$(0.43)	$(0.35)	$(0.56)	$(0.17)	$(0.25)
From net realized gain	(0.31)	(0.71)	(0.33)	(0.46)	(0.70)	(0.56)
Total distributions	$(0.73)	$(1.14)	$(0.68)	$(1.02)	$(0.87)	$(0.81)
Net asset value — End of period	$26.40	$28.07	$23.04	$20.80	$27.23	$22.27
Total Return(2)	(3.41)%(3)	27.53%	14.13%	(20.81)%	26.63%	12.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,781	$64,296	$64,084	$54,815	$54,814	$17,706
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.18%(6)	0.20%(7)	0.21%	0.19%	0.19%	0.22%
Net expenses(5)	0.18%(6)(8)	0.19%(7)(8)	0.18%(8)	0.18%(8)	0.18%	0.18%
Net investment income	2.59%(6)	1.67%	1.73%	1.01%	0.52%	1.03%
Portfolio Turnover	16%(3)	23%	37%	9%	17%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022, respectively).
19
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Financial Highlights — continued

	Growth Allocation Fund — Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$28.07	$23.04	$20.81	$26.49
Income (Loss) From Operations
Net investment income(2)	$0.37	$0.34	$0.26	$0.05
Net realized and unrealized gain (loss)	(1.31)	5.85	2.66	(5.73)
Total income (loss) from operations	$(0.94)	$6.19	$2.92	$(5.68)
Less Distributions
From net investment income	$(0.44)	$(0.45)	$(0.36)	$ —
From net realized gain	(0.31)	(0.71)	(0.33)	—
Total distributions	$(0.75)	$(1.16)	$(0.69)	$ —
Net asset value — End of period	$26.38	$28.07	$23.04	$20.81
Total Return(3)	(3.42)%(4)	27.62%	14.15%	(21.44)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,298	$1,289	$532	$107
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.11%(7)	0.13%(8)	0.17%	0.15%(7)
Net expenses(6)	0.11%(7)(9)	0.13%(8)(9)	0.14%(9)	0.14%(7)(9)
Net investment income	2.66%(7)	1.34%	1.12%	0.33%(7)
Portfolio Turnover	16%(4)	23%	37%	9%(4)(10)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes interest expense of 0.01%.
(9)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022, respectively).
(10)	For the year ended September 30, 2022.
20
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Growth Allocation Fund (Growth) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Growth is to seek long-term capital appreciation. Each Fund is a "fund-of-funds" that invests primarily in a combination of other Calvert equity and income funds (the Underlying Funds). The financial statements of the Underlying Funds are available free of charge at www.calvert.com.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Other Securities. Investments in the Underlying Funds and in money market funds are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2025, based on the inputs used to value them:
21

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Conservative
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$228,479,366	$ —	$ —	$228,479,366
Short-Term Investments	9,091	—	—	9,091
Total Investments	$228,488,457	$ —	$ —	$228,488,457
Futures Contracts	$336,620	$ —	$ —	$336,620
Total	$228,825,077	$ —	$ —	$228,825,077
Moderate
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$371,231,774	$ —	$ —	$371,231,774
Short-Term Investments	8,942	—	—	8,942
Total Investments	$371,240,716	$ —	$ —	$371,240,716
Futures Contracts	$373,881	$ —	$ —	$373,881
Total	$371,614,597	$ —	$ —	$371,614,597
Growth
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$334,645,822	$ —	$ —	$334,645,822
Short-Term Investments	2,828	—	—	2,828
Total Investments	$334,648,650	$ —	$ —	$334,648,650
Futures Contracts	$163,722	$ —	$ —	$163,722
Total	$334,812,372	$ —	$ —	$334,812,372
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
22

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

E  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared and paid quarterly for Conservative and Moderate and annually for Growth. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ President acts as each Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, provides investment advisory services to the Funds. CRM does not receive compensation from the Funds for performing investment advisory services. CRM does, however, receive a fee for investment advisory services provided to the Underlying Funds.
The Funds may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. Each Fund’s expenses are reduced by an amount equal to its pro rata share of the advisory and administration fees incurred by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, expenses reimbursed by CRM for Conservative, Moderate and Growth were $299, $557 and $2,196, respectively, relating to each Fund’s investment in the Liquidity Fund.
For Growth, CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, borrowing costs, taxes or litigation expenses) exceed 0.43%, 1.18%, 0.18% and 0.14% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. For Growth, the expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $529 for Growth. CRM serves as the administrator of the Funds, but receives no compensation.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan,
23

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Growth paid or accrued for the six months ended March 31, 2025 amounted to $212,188, $357,901 and $338,775, respectively, for Class A shares and $58,187, $101,288 and $83,408, respectively, for Class C shares.
The Funds were informed that EVD received $4,301, $13,726 and $38,410 for Conservative, Moderate and Growth, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025.
For the six months ended March 31, 2025, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Conservative	Moderate	Growth
Class A	$1,299	$124	$576
Class C	198	1,021	1,321
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $13,878, $28,156 and $27,928 for Conservative, Moderate and Growth, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Conservative	Moderate	Growth
Purchases	$32,071,605	$68,628,294	$56,318,843
Sales	41,195,677	79,381,032	57,285,436
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, Conservative, for federal income tax purposes, had deferred capital losses of $4,690,344 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $4,690,344 are short-term.
24

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2025, as determined on a federal income tax basis, were as follows:
	Conservative	Moderate	Growth
Aggregate cost	$218,330,548	$315,332,366	$267,946,368
Gross unrealized appreciation	$17,352,625	$59,125,253	$66,906,117
Gross unrealized depreciation	(6,858,096)	(2,869,287)	(40,113)
Net unrealized appreciation	$10,494,529	$56,255,966	$66,866,004
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2025 is included in each Fund's Schedule of Investments. During the six months ended March 31, 2025, each Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Conservative
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$336,620(1)	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Moderate
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$373,881(1)	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Growth
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$163,722(1)	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2025 was as follows:
25

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Statements of Operations Caption	Conservative	Moderate	Growth
Net realized gain (loss):
Futures contracts	$(1,411,874)	$(1,372,519)	$(597,715)
Total	$(1,411,874)	$(1,372,519)	$(597,715)
Change in unrealized appreciation (depreciation):
Futures contracts	$387,035	$398,089	$172,294
Total	$387,035	$398,089	$172,294
The average notional cost of futures contracts outstanding during the six months ended March 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
	Conservative	Moderate	Growth
Futures contracts — long	$19,004,000	$21,891,000	$8,850,000
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
At March 31, 2025, Conservative, Moderate and Growth had a balance outstanding pursuant to this line of credit of $610,000, $2,520,000 and $960,000, respectively, at an annual interest rate of 5.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2025. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025. Average borrowings and the weighted average annual interest rate (excluding fees) for Conservative, Moderate and Growth for the six months ended March 31, 2025 were $528,956 and 5.55%, $850,440 and 5.33% and $140,769 and 5.42%, respectively.
7  Affiliated Investments
At March 31, 2025, the value of each Fund’s investment in affiliated funds, including funds that may be deemed to be affiliated, was $228,488,457, $371,240,716 and $334,648,650 for Conservative, Moderate and Growth, respectively, which represents 99.5%, 100.4% and 100.2% of net assets for Conservative, Moderate and Growth, respectively. Transactions in such investments by the Funds for the six months ended March 31, 2025 were as follows:
Conservative
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$70,999,391	$ 4,533,316	$(11,136,489)	$ (794,889)	$ (755,718)	$ 62,845,611	$1,520,356	$ —	4,316,319
Core Bond Fund, Class I	27,381,753	2,819,787	(1,611,446)	(28,788)	(644,067)	27,917,239	650,459	—	1,768,033
26

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Emerging Markets Advancement Fund, Class I	$ 5,600,261	$ 993,427	$ (1,156,981)	$ 49,410	$ (30,626)	$ 5,455,491	$ 74,714	$ —	453,114
Emerging Markets Equity Fund, Class R6	1,962,670	83,251	(145,098)	9,061	(116,587)	1,793,297	10,940	—	101,374
Equity Fund, Class R6	7,500,828	487,860	(457,828)	123,584	(856,150)	6,798,294	27,139	460,721	73,814
Flexible Bond Fund, Class R6	7,487,664	7,606,512	(570,832)	(2,027)	(69,013)	14,452,304	355,686	—	985,832
Floating-Rate Advantage Fund, Class R6	9,352,434	310,272	(1,872,332)	(189,340)	70,931	7,671,965	310,271	—	870,825
Focused Value Fund, Class R6	6,397,977	329,899	(680,005)	117,928	(483,085)	5,682,714	70,598	165,074	500,680
High Yield Bond Fund, Class R6	6,235,323	1,314,001	(1,514,708)	(83,893)	(21,321)	5,929,402	187,184	—	244,511
International Equity Fund, Class R6	8,298,426	87,711	(1,369,229)	79,826	(678,214)	6,418,520	87,711	—	260,704
International Opportunities Fund, Class R6	3,830,080	159,745	(24,496)	1,877	(418,737)	3,548,469	112,085	—	215,712
International Responsible Index Fund, Class R6	6,960,776	208,114	(238,385)	5,332	(346,145)	6,589,692	184,010	—	212,983
Liquidity Fund	28,993	9,168,182	(9,188,084)	—	—	9,091	9,319	—	9,091
Mid-Cap Fund, Class I	1,907,317	65,269	(758,200)	202,217	(277,706)	1,138,897	2,640	39,072	25,197
Mortgage Access Fund, Class I	14,913,668	2,819,132	(1,093,456)	(24,475)	(313,916)	16,300,953	481,071	—	1,666,764
Short Duration Income Fund, Class R6	4,981,878	102,493	(2,029,944)	(57,348)	28,061	3,025,140	102,494	—	191,223
Small-Cap Fund, Class R6	4,487,678	701,689	(1,711,192)	349,915	(550,427)	3,277,663	8,734	33,367	92,668
Ultra-Short Duration Income Fund, Class R6	15,477,427	239,084	(10,306,253)	41,004	(56,726)	5,394,536	239,083	—	544,903
US Large-Cap Core Responsible Index Fund, Class R6	18,437,616	6,008,414	—	—	(1,275,556)	23,170,474	211,276	178,540	484,130
US Large-Cap Growth Responsible Index Fund, Class R6	8,831,929	1,950,723	(1,001,965)	28,955	(587,934)	9,221,708	57,794	140,930	148,929
US Large-Cap Value Responsible Index Fund, Class R6	11,600,621	635,243	(2,563,846)	539,547	(1,063,681)	9,147,884	192,412	348,605	282,866
27

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Mid-Cap Core Responsible Index Fund, Class R6	$ 3,217,344	$ 615,663	$ (952,992)	$ 238,972	$ (419,874)	$ 2,699,113	$ 26,745	$ —	67,936
Total				$ 606,868	$ (8,866,491)	$228,488,457	$4,922,721	$1,366,309
Moderate
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$36,175,482	$21,799,833	$ (8,278,345)	$ (113,056)	$ (776,018)	$ 48,807,896	$1,126,899	$ —	3,352,191
Core Bond Fund, Class I	16,312,233	6,540,863	(5,497,516)	(90,198)	(379,098)	16,886,284	425,006	—	1,069,429
Emerging Markets Advancement Fund, Class I	16,246,537	3,376,005	(3,615,898)	(14,420)	87,974	16,080,198	248,019	—	1,335,565
Emerging Markets Equity Fund, Class R6	7,474,633	1,231,196	(361,435)	40,940	(419,365)	7,965,969	42,482	—	450,309
Equity Fund, Class R6	20,229,043	1,354,653	(713,688)	27,275	(2,058,457)	18,838,826	75,358	1,279,296	204,547
Flexible Bond Fund, Class R6	12,076,185	352,831	(314,542)	(3,271)	(127,587)	11,983,616	312,670	—	817,436
Floating-Rate Advantage Fund, Class R6	13,182,736	387,532	(4,615,655)	(490,849)	363,572	8,827,336	387,531	—	1,001,968
Focused Value Fund, Class R6	21,579,119	1,061,879	(1,527,741)	267,096	(1,553,977)	19,826,376	247,428	578,545	1,746,817
High Yield Bond Fund, Class R6	13,249,014	218,708	(8,440,824)	(423,757)	307,906	4,911,047	218,708	—	202,517
International Equity Fund, Class R6	24,688,445	1,323,123	(2,110,341)	14,960	(1,888,863)	22,027,324	317,760	—	894,692
International Opportunities Fund, Class R6	14,307,153	662,701	(2,776,280)	210,082	(1,600,477)	10,803,179	342,267	—	656,728
International Responsible Index Fund, Class R6	20,527,180	1,041,601	(2,033,183)	50,297	(1,046,038)	18,539,857	558,770	—	599,220
Liquidity Fund	976,096	12,104,587	(13,071,741)	—	—	8,942	17,850	—	8,942
Mid-Cap Fund, Class I	4,114,314	178,840	(281,422)	57,854	(297,638)	3,771,948	8,832	130,691	83,450
Mortgage Access Fund, Class I	11,963,914	4,860,320	(1,532,631)	(19,007)	(248,258)	15,024,338	434,829	—	1,536,231
Short Duration Income Fund, Class R6	6,215,707	129,520	(2,283,797)	(64,694)	29,098	4,025,834	129,521	—	254,477
28

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Small-Cap Fund, Class R6	$11,121,015	$ 2,196,364	$ (3,695,508)	$ 480,539	$ (1,047,558)	$ 9,054,852	$ 23,344	$ 89,177	256,004
Ultra-Short Duration Income Fund, Class R6	26,118,174	334,224	(21,450,020)	92,915	(119,178)	4,976,115	334,223	—	502,638
US Large-Cap Core Responsible Index Fund, Class R6	57,166,515	13,872,488	—	—	(3,762,878)	67,276,125	637,795	538,972	1,405,686
US Large-Cap Growth Responsible Index Fund, Class R6	29,444,529	4,001,622	(2,821,861)	221,038	(2,020,476)	28,824,852	186,464	454,691	465,518
US Large-Cap Value Responsible Index Fund, Class R6	28,897,392	1,699,604	(4,419,448)	934,174	(2,380,689)	24,731,033	520,562	943,136	764,720
US Mid-Cap Core Responsible Index Fund, Class R6	9,207,011	2,004,387	(2,610,897)	649,897	(1,201,629)	8,048,769	77,817	—	202,587
Total				$1,827,815	$(20,139,634)	$371,240,716	$6,674,135	$4,014,508
Growth
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$ —	$ 3,680,358	$ —	$ —	$ (11,687)	$ 3,668,671	$ 53,879	$ —	251,969
Core Bond Fund, Class I	14,209,112	654,509	(8,894,652)	(285,142)	(159,107)	5,524,720	259,419	—	349,887
Emerging Markets Advancement Fund, Class I	22,134,356	3,701,283	(4,721,026)	(180,396)	268,834	21,203,051	332,220	—	1,761,051
Emerging Markets Equity Fund, Class R6	10,267,723	2,273,473	(251,315)	(2,711)	(508,095)	11,779,075	59,677	—	665,860
Equity Fund, Class R6	28,535,788	2,007,352	(244,384)	(4,511)	(2,917,989)	27,376,256	107,673	1,827,874	297,245
Floating-Rate Advantage Fund, Class R6	2,702,545	92,957	(966,272)	2,994	(29,365)	1,802,859	92,957	—	204,638
Focused Value Fund, Class R6	22,792,965	1,457,558	(1,438,170)	224,392	(1,610,479)	21,426,266	263,499	616,122	1,887,777
High Yield Bond Fund, Class R6	5,349,466	178,246	(3,692,251)	(74,240)	28,113	1,789,334	106,442	—	73,787
International Equity Fund, Class R6	30,766,924	1,240,803	(3,373,863)	50,404	(2,355,328)	26,328,940	379,150	—	1,069,412
29

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Growth — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
International Opportunities Fund, Class R6	$17,162,458	$ 1,236,954	$ (3,329,776)	$ 184,560	$ (1,911,884)	$ 13,342,312	$ 444,997	$ —	811,083
International Responsible Index Fund, Class R6	29,666,919	2,045,707	(2,850,910)	44,453	(1,482,096)	27,424,073	823,533	—	886,363
Liquidity Fund	2,587,614	12,452,877	(15,037,663)	—	—	2,828	67,932	—	2,828
Mid-Cap Fund, Class I	4,508,511	219,235	(1,077,400)	186,283	(408,926)	3,427,703	7,894	116,809	75,834
Mortgage Access Fund, Class I	—	3,372,326	—	—	13,810	3,386,136	9,790	—	346,231
Small-Cap Fund, Class R6	9,124,744	5,610,688	(4,129,337)	1,073,071	(1,802,457)	9,876,709	15,668	59,854	279,240
Ultra-Short Duration Income Fund, Class R6	8,860,134	200,771	(9,052,111)	30,809	(39,603)	—	105,893	—	—
US Large-Cap Core Responsible Index Fund, Class R6	70,516,562	16,190,320	—	—	(4,624,453)	82,082,429	816,747	690,198	1,715,053
US Large-Cap Growth Responsible Index Fund, Class R6	34,154,903	5,886,705	(2,777,193)	74,335	(2,329,868)	35,008,882	225,835	550,695	565,389
US Large-Cap Value Responsible Index Fund, Class R6	34,892,139	2,471,842	(6,285,551)	1,319,991	(3,026,344)	29,372,077	608,489	1,102,438	908,227
US Mid-Cap Core Responsible Index Fund, Class R6	10,937,627	3,797,756	(4,201,225)	1,036,353	(1,744,182)	9,826,329	79,476	—	247,328
Total				$3,680,645	$(24,651,106)	$334,648,650	$4,861,170	$4,963,990
8  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
30

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Conservative
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	576,363	$10,421,549	694,060	$12,115,451
Reinvestment of distributions	171,944	3,063,213	323,763	5,701,553
Shares redeemed	(1,032,280)	(18,670,933)	(2,203,691)	(37,957,999)
Net decrease	(283,973)	$(5,186,171)	(1,185,868)	$(20,140,995)
Class C
Shares sold	34,270	$608,283	64,576	$1,102,120
Reinvestment of distributions	9,372	164,790	21,741	376,805
Shares redeemed	(143,538)	(2,556,213)	(432,910)	(7,367,873)
Net decrease	(99,896)	$(1,783,140)	(346,593)	$(5,888,948)
Class I
Shares sold	295,315	$5,357,180	705,587	$12,197,013
Reinvestment of distributions	55,632	992,232	107,915	1,901,911
Shares redeemed	(409,555)	(7,412,630)	(1,277,029)	(22,124,364)
Net decrease	(58,608)	$(1,063,218)	(463,527)	$(8,025,440)
Class R6
Shares sold	106,127	$1,927,990	240,050	$4,219,924
Reinvestment of distributions	4,860	86,644	5,754	102,429
Shares redeemed	(196,982)	(3,534,896)	(27,787)	(499,211)
Net increase (decrease)	(85,995)	$(1,520,262)	218,017	$3,823,142
Moderate
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	406,350	$9,071,532	886,831	$18,579,190
Reinvestment of distributions	271,850	5,963,290	832,032	17,183,087
Shares redeemed	(1,103,733)	(24,584,460)	(2,190,657)	(45,605,433)
Net decrease	(425,533)	$(9,549,638)	(471,794)	$(9,843,156)
31

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class C
Shares sold	48,544	$1,007,744	117,063	$2,272,990
Reinvestment of distributions	18,783	384,019	73,972	1,419,631
Shares redeemed	(194,705)	(4,037,404)	(469,486)	(9,177,870)
Net decrease	(127,378)	$(2,645,641)	(278,451)	$(5,485,249)
Class I
Shares sold	380,075	$8,510,433	880,195	$18,384,642
Reinvestment of distributions	83,273	1,828,282	240,969	4,991,621
Shares redeemed	(577,399)	(12,926,586)	(1,234,561)	(26,015,734)
Net decrease	(114,051)	$(2,587,871)	(113,397)	$(2,639,471)
Class R6
Shares sold	6,919	$156,034	24,811	$508,971
Reinvestment of distributions	902	19,806	4,157	85,944
Shares redeemed	(6,837)	(154,520)	(43,754)	(949,549)
Net increase (decrease)	984	$21,320	(14,786)	$(354,634)
Growth
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	518,512	$14,169,862	1,067,291	$26,702,501
Reinvestment of distributions	239,104	6,431,905	431,503	10,485,514
Shares redeemed	(800,739)	(21,903,477)	(1,473,947)	(37,044,382)
Net increase (decrease)	(43,123)	$(1,301,710)	24,847	$143,633
Class C
Shares sold	66,288	$1,482,182	147,137	$3,021,426
Reinvestment of distributions	17,050	374,076	38,076	759,236
Shares redeemed	(109,502)	(2,436,041)	(266,522)	(5,453,835)
Net decrease	(26,164)	$(579,783)	(81,309)	$(1,673,173)
Class I
Shares sold	280,815	$7,763,265	544,677	$13,700,616
Reinvestment of distributions	59,322	1,604,053	131,801	3,218,587
Shares redeemed	(441,689)	(12,192,508)	(1,166,972)	(29,550,085)
Net decrease	(101,552)	$(2,825,190)	(490,494)	$(12,630,882)
32

Calvert
Asset Allocation Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Growth — continued
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares sold	11,283	$313,927	26,592	$693,094
Reinvestment of distributions	1,326	35,826	1,141	27,841
Shares redeemed	(9,333)	(258,809)	(4,872)	(124,647)
Net increase	3,276	$90,944	22,861	$596,288
33

This Page Intentionally Left Blank

CALL-NCSR 3.31.25

Calvert
Focused Value Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Focused Value Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Focused Value Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Air Freight & Logistics — 2.4%
United Parcel Service, Inc., Class B	12,502	$ 1,375,095
		$ 1,375,095
Banks — 8.1%
Bank of America Corp.	59,881	$ 2,498,834
Wells Fargo & Co.	30,968	2,223,193
		$ 4,722,027
Biotechnology — 2.6%
AbbVie, Inc.	7,191	$ 1,506,658
		$1,506,658
Building Products — 2.7%
Johnson Controls International PLC	19,888	$1,593,228
		$1,593,228
Capital Markets — 3.0%
Charles Schwab Corp.	21,972	$1,719,968
		$1,719,968
Chemicals — 3.3%
Linde PLC	4,089	$1,904,002
		$1,904,002
Communications Equipment — 2.8%
Cisco Systems, Inc.	25,869	$1,596,376
		$1,596,376
Consumer Staples Distribution & Retail — 2.3%
BJ's Wholesale Club Holdings, Inc.(1)	11,855	$1,352,656
		$1,352,656
Containers & Packaging — 2.9%
Ball Corp.	32,344	$1,684,152
		$1,684,152
Electric Utilities — 3.0%
NextEra Energy, Inc.	24,601	$1,743,965
		$1,743,965
Electrical Equipment — 2.5%
Emerson Electric Co.	13,386	$1,467,641
		$1,467,641
Energy Equipment & Services — 2.6%
Baker Hughes Co.	34,359	$1,510,078
		$1,510,078
Security	Shares	Value
Entertainment — 3.3%
Walt Disney Co.	19,516	$ 1,926,229
		$ 1,926,229
Food Products — 5.0%
General Mills, Inc.	26,628	$ 1,592,088
Hershey Co.	7,634	1,305,643
		$ 2,897,731
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	12,385	$ 1,642,870
		$1,642,870
Household Durables — 2.0%
Meritage Homes Corp.	16,509	$1,170,158
		$1,170,158
Household Products — 3.0%
Clorox Co.	11,757	$1,731,218
		$1,731,218
Insurance — 12.3%
American International Group, Inc.	24,350	$2,116,989
Reinsurance Group of America, Inc.	9,286	1,828,413
Ryan Specialty Holdings, Inc.	16,749	1,237,249
Travelers Cos., Inc.	7,502	1,983,979
		$7,166,630
Interactive Media & Services — 2.0%
Alphabet, Inc., Class A	7,684	$1,188,254
		$1,188,254
Leisure Products — 2.1%
Hasbro, Inc.	20,009	$1,230,353
		$1,230,353
Life Sciences Tools & Services — 4.9%
Mettler-Toledo International, Inc.(1)	1,040	$1,228,146
Thermo Fisher Scientific, Inc.	3,239	1,611,727
		$2,839,873
Machinery — 2.0%
Toro Co.	15,865	$1,154,179
		$1,154,179
Multi-Utilities — 3.2%
CMS Energy Corp.	24,778	$1,861,076
		$1,861,076

1

Calvert
Focused Value Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	19,682	$ 1,200,405
Zoetis, Inc.	10,589	1,743,479
		$ 2,943,884
Professional Services — 1.7%
Robert Half, Inc.	18,589	$ 1,014,030
		$ 1,014,030
Residential REITs — 3.1%
Mid-America Apartment Communities, Inc.	10,592	$ 1,775,007
		$1,775,007
Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	54,433	$1,236,173
Micron Technology, Inc.	18,810	1,634,401
		$2,870,574
Total Common Stocks (identified cost $50,115,420)		$55,587,912

Short-Term Investments — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	2,552,645	$ 2,552,645
Total Short-Term Investments (identified cost $2,552,645)		$ 2,552,645
Total Investments — 100.0% (identified cost $52,668,065)		$58,140,557
Other Assets, Less Liabilities — 0.0%†		$ 510
Net Assets — 100.0%		$58,141,067

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of March 31, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts
2

Calvert
Focused Value Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $50,115,420)	$55,587,912
Investments in securities of affiliated issuers, at value (identified cost $2,552,645)	2,552,645
Receivable for capital shares sold	11,427
Dividends receivable	16,943
Dividends receivable - affiliated	6,969
Receivable from affiliate	6,965
Trustees' deferred compensation plan	427
Prepaid expenses	21,468
Total assets	$58,204,756
Liabilities
Payable to affiliates:
Investment advisory fee	$24,595
Administrative fee	5,961
Distribution and service fees	368
Trustees' deferred compensation plan	427
Payable for accounting fees	4,081
Payable for custodian fees	7,843
Payable for professional fees	19,478
Accrued expenses	936
Total liabilities	$63,689
Net Assets	$58,141,067
Sources of Net Assets
Paid-in capital	$50,655,966
Distributable earnings	7,485,101
Net Assets	$58,141,067
Class A Shares
Net Assets	$890,059
Shares Outstanding	78,500
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.34
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$11.97
Class C Shares
Net Assets	$200,663
Shares Outstanding	17,912
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.20
Class I Shares
Net Assets	$10,066,558
Shares Outstanding	885,959
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.36
3
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$46,983,787
Shares Outstanding	4,140,561
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income	$571,083
Dividend income - affiliated issuers	23,787
Total investment income	$594,870
Expenses
Investment advisory fee	$149,752
Administrative fee	35,941
Distribution and service fees:
Class A	1,034
Class C	1,008
Trustees' fees and expenses	1,643
Custodian fees	6,722
Transfer agency fees and expenses	1,166
Accounting fees	8,184
Professional fees	22,824
Registration fees	32,962
Reports to shareholders	1,682
Miscellaneous	4,504
Total expenses	$267,422
Waiver and/or reimbursement of expenses by affiliates	$(44,879)
Net expenses	$222,543
Net investment income	$372,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$2,480,910
Foreign currency transactions	135
Net realized gain	$2,481,045
Change in unrealized appreciation (depreciation):
Investment securities	$(4,184,203)
Net change in unrealized appreciation (depreciation)	$(4,184,203)
Net realized and unrealized loss	$(1,703,158)
Net decrease in net assets from operations	$(1,330,831)
5
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$372,327	$759,278
Net realized gain	2,481,045	1,592,732
Net change in unrealized appreciation (depreciation)	(4,184,203)	10,858,362
Net increase (decrease) in net assets from operations	$(1,330,831)	$13,210,372
Distributions to shareholders:
Class A	$(31,107)	$(3,525)
Class C	(6,872)	(170)
Class I	(429,077)	(95,572)
Class R6	(1,943,794)	(501,564)
Total distributions to shareholders	$(2,410,850)	$(600,831)
Capital share transactions:
Class A	$115,156	$323,898
Class C	22,532	112,924
Class I	430,044	(509,837)
Class R6	(794,052)	(4,039,979)
Net decrease in net assets from capital share transactions	$(226,320)	$(4,112,994)
Net increase (decrease) in net assets	$(3,968,001)	$8,496,547
Net Assets
At beginning of period	$62,109,068	$53,612,521
At end of period	$58,141,067	$62,109,068
6
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$12.11	$9.75	$9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.06	$0.12	$0.10	$0.03
Net realized and unrealized gain (loss)	(0.36)	2.33	0.61(3)	(0.98)
Total income (loss) from operations	$(0.30)	$2.45	$0.71	$(0.95)
Less Distributions
From net investment income	$(0.12)	$(0.09)	$(0.01)	$ —
From net realized gain	(0.35)	—	—	—
Total distributions	$(0.47)	$(0.09)	$(0.01)	$ —
Net asset value — End of period	$11.34	$12.11	$9.75	$9.05
Total Return(4)	(2.45)%(5)	25.24%	7.86%	(9.50)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$890	$826	$378	$187
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.14%(7)	1.13%	1.22%	5.09%(7)
Net expenses	0.99%(7)(8)	0.99%(8)	0.99%(8)	0.99%(7)(8)
Net investment income	1.00%(7)	1.08%	1.00%	0.77%(7)
Portfolio Turnover	40%(5)	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
7
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$11.97	$9.66	$9.02	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.02	$0.03	$0.02	$0.01
Net realized and unrealized gain (loss)	(0.36)	2.31	0.62(3)	(0.99)
Total income (loss) from operations	$(0.34)	$2.34	$0.64	$(0.98)
Less Distributions
From net investment income	$(0.08)	$(0.03)	$ —	$ —
From net realized gain	(0.35)	—	—	—
Total distributions	$(0.43)	$(0.03)	$ —	$ —
Net asset value — End of period	$11.20	$11.97	$9.66	$9.02
Total Return(4)	(2.93)%(5)	24.34%	7.10%	(9.80)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201	$190	$58	$45
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.89%(7)	1.88%	1.95%	5.84%(7)
Net expenses	1.74%(7)(8)	1.74%(8)	1.74%(8)	1.75%(7)(8)
Net investment income	0.32%(7)	0.30%	0.24%	0.26%(7)
Portfolio Turnover	40%(5)	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
8
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$12.14	$9.78	$9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.07	$0.14	$0.13	$0.05
Net realized and unrealized gain (loss)	(0.35)	2.33	0.62(3)	(1.00)
Total income (loss) from operations	$(0.28)	$2.47	$0.75	$(0.95)
Less Distributions
From net investment income	$(0.15)	$(0.11)	$(0.02)	$ —
From net realized gain	(0.35)	—	—	—
Total distributions	$(0.50)	$(0.11)	$(0.02)	$ —
Net asset value — End of period	$11.36	$12.14	$9.78	$9.05
Total Return(4)	(2.38)%(5)	25.51%	8.25%	(9.50)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,067	$10,306	$8,759	$4,648
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.89%(7)	0.88%	0.96%	4.83%(7)
Net expenses	0.74%(7)(8)	0.74%(8)	0.74%(8)	0.74%(7)(8)
Net investment income	1.25%(7)	1.32%	1.28%	1.27%(7)
Portfolio Turnover	40%(5)	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
9
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$12.13	$9.77	$9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.07	$0.14	$0.13	$0.05
Net realized and unrealized gain (loss)	(0.35)	2.33	0.61(3)	(1.00)
Total income (loss) from operations	$(0.28)	$2.47	$0.74	$(0.95)
Less Distributions
From net investment income	$(0.15)	$(0.11)	$(0.02)	$ —
From net realized gain	(0.35)	—	—	—
Total distributions	$(0.50)	$(0.11)	$(0.02)	$ —
Net asset value — End of period	$11.35	$12.13	$9.77	$9.05
Total Return(4)	(2.38)%(5)	25.56%	8.20%	(9.50)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,984	$50,787	$44,418	$45
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.89%(7)	0.87%	0.96%	4.84%(7)
Net expenses	0.74%(7)(8)	0.74%(8)	0.74%(8)	0.75%(7)(8)
Net investment income	1.25%(7)	1.32%	1.29%	1.26%(7)
Portfolio Turnover	40%(5)	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
10
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Focused Value Fund (the Fund) is a diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

Calvert
Focused Value Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$55,587,912(1)	$ —	$ —	$55,587,912
Short-Term Investments	2,552,645	—	—	2,552,645
Total Investments	$58,140,557	$ —	$ —	$58,140,557

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
12

Calvert
Focused Value Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.50% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $149,752.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $792 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74%, 0.74% and 0.74% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $44,087.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $35,941.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts.The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $1,034 and $1,008 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $227 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $888 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $23,811,252 and $27,950,772, respectively.
13

Calvert
Focused Value Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$53,002,366
Gross unrealized appreciation	$6,569,890
Gross unrealized depreciation	(1,431,699)
Net unrealized appreciation	$5,138,191
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
6  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,552,645, which represents 4.4% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$960,930	$11,894,598	$(10,302,883)	$ —	$ —	$2,552,645	$23,787	2,552,645
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	14,144	$165,654	45,040	$496,114
Reinvestment of distributions	2,750	31,107	337	3,525
Shares redeemed	(6,613)	(81,605)	(15,896)	(175,741)
Net increase	10,281	$115,156	29,481	$323,898
14

Calvert
Focused Value Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class C
Shares sold	29,245	$330,258	10,083	$115,222
Reinvestment of distributions	613	6,864	16	170
Shares redeemed	(27,825)	(314,590)	(219)	(2,468)
Net increase	2,033	$22,532	9,880	$112,924
Class I
Shares sold	21,852	$264,567	49,402	$527,418
Reinvestment of distributions	37,871	429,077	9,111	95,572
Shares redeemed	(22,499)	(263,600)	(105,765)	(1,132,827)
Net increase (decrease)	37,224	$430,044	(47,252)	$(509,837)
Class R6
Shares sold	76,437	$908,071	92,693	$1,018,341
Reinvestment of distributions	171,865	1,943,794	47,859	501,564
Shares redeemed	(294,853)	(3,645,917)	(501,027)	(5,559,884)
Net decrease	(46,551)	$(794,052)	(360,475)	$(4,039,979)
At March 31, 2025, Calvert Growth Allocation Fund, Calvert Moderate Allocation Fund and Calvert Conservative Allocation Fund owned in the aggregate 80.7% of the value of the outstanding shares of the Fund and EVM owned 10.2% of the value of the outstanding shares of the Fund.
15

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CRFAX-NCSR 3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 27, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025